UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANY

                  Investment Company Act file number 811-00810
                                                    -----------

                               Phoenix Series Fund
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                              Greenfield, MA 01301
        ----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

         Kevin J. Carr, Esq.                  John R. Flores, Esq.
Vice President, Chief Legal Officer,             Vice President
Counsel and Secretary for Registrant      Litigation/Employment Counsel
   Phoenix Life Insurance Company        Phoenix Life Insurance Company
          One American Row                      One American Row
         Hartford, CT 06102                    Hartford, CT 06102
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                          ---------------

                       Date of fiscal year end: October 31
                                               ------------

                     Date of reporting period: July 31, 2005
                                              ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.


PHOENIX SERIES FUND
GLOSSARY
JULY 31, 2005

ADR (AMERICAN DEPOSITORY RECEIPT)

Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

AMBAC (AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION)

One of the largest insurers of new municipal bond offerings.

FGIC (FINANCIAL GUARANTY INSURANCE COMPANY)

A leading financial guaranty insurance company providing triple-A credit enhancement on public finance, structured finance and asset-backed securities.

FSA (FINANCIAL SECURITY ASSURANCE, INC.)

A leading provider of Aaa/AAA/AAA financial guaranty insurance for asset-backed securities, municipal bonds and other structured obligations in the global markets.

MBIA (MUNICIPAL BOND INSURANCE ASSOCIATION)

One of the largest insurers of financial obligations for municipalities, not-for-profit organizations, banks, insurance and finance companies, and other private-sector entities in the primary and secondary markets. Provides triple-A-rating guarantee as an unconditional and irrevocable guarantee of full principal and interest payment.

REIT (REAL ESTATE INVESTMENT TRUST)

Real estate investment trusts are typically publicly traded companies that own, develop and operate income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

SPONSORED ADR

An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. These shares carry all the rights of the common share such as voting rights. ADR's must be sponsored to be able to trade on the NYSE.

Phoenix Balanced Fund

                             SCHEDULE OF INVESTMENTS
                                  JULY 31, 2005
                                   (UNAUDITED)

                                                     PAR VALUE
                                                       (000)          VALUE
                                                   ------------    ------------
U.S. GOVERNMENT SECURITIES--0.7%

U.S. TREASURY BONDS--0.2%
U.S. Treasury Bond 5.375%, 2/15/31(l)               $     2,150    $  2,443,105

U.S. TREASURY NOTES--0.5%
U.S. Treasury Note 3.875%, 7/15/10(l)                     5,250       5,191,347
U.S. Treasury Note 4%, 2/15/15 (l)                          550         537,389
                                                                   ------------
                                                                      5,728,736
                                                                   ------------
-------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $8,214,394)                                          8,171,841
-------------------------------------------------------------------------------
AGENCY MORTGAGE-BACKED SECURITIES--8.5%

FNMA 5%, '12-'35                                         31,219      30,959,630
FNMA 6%, '17-'34                                         12,284      12,560,506
FNMA 5.50%, '17-'35                                      30,456      30,666,379
FNMA 4.50%, 6/1/19                                       10,308      10,145,777
FNMA 4%, 6/1/20                                           2,390       2,305,947
FNMA TBA 5%, 8/15/20(g)                                   2,000       2,004,376
GNMA 6.50%, '23-'32                                       8,831       9,256,536
GNMA 6%, 8/15/32                                          1,196       1,230,902
-------------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $98,485,590)                                        99,130,053
-------------------------------------------------------------------------------
MUNICIPAL BONDS--5.6%

CALIFORNIA--2.5%
Alameda Corridor Transportation Authority
  Revenue Taxable Series C 6.50%, 10/1/19
  (MBIA Insured)                                          4,235       4,781,612
Alameda Corridor Transportation Authority
  Revenue Taxable Series C 6.60%, 10/1/29
  (MBIA Insured)                                          2,750       3,228,500
Alameda Corridor Transportation Authority
  Revenue Taxable Series D 6.25%, 10/1/14
  (MBIA Insured)                                            500         551,245
Contra Costa County California Fire Department
  4.90%, 8/1/16 (MBIA Insured)                            4,000       3,986,520
Contra Costa County Pension Obligation Taxable
  6.10%, 6/1/11 (FSA Insured)                               500         534,235
Fresno County Pension Obligation Revenue
  Taxable 6.21%, 8/15/06 (FSA Insured)                    1,000       1,020,200

                                                     PAR VALUE
                                                       (000)          VALUE
                                                   ------------    ------------
MUNICIPAL BONDS (continued)

CALIFORNIA (CONTINUED)
Long Beach Pension Obligation Revenue Taxable
  6.87%, 9/1/06 (FSA Insured)                      $        220    $    226,468
Marin County Pension Obligation Taxable 4.79%,
  8/1/15 (MBIA Insured)                                   1,000         995,290
Pasadena Pension Funding Revenue Taxable Series A
  6.95%, 5/15/07 (AMBAC Insured)                          1,915       1,999,049
Pasadena Pension Funding Revenue Taxable Series A
  7.05%, 5/15/09 (AMBAC Insured)                          2,500       2,716,550
Pasadena Pension Funding Revenue Taxable Series A
  7.15%, 5/15/11 (AMBAC Insured)                            565         637,687
Sonoma County Pension Obligation Revenue Taxable
  6.625%, 6/1/13 (FSA Insured)                            3,815       4,151,979
University of California Revenue Series F 4.375%,
  5/15/30 (FSA Insured)                                   4,500       4,389,930
                                                                   ------------
                                                                     29,219,265
                                                                   ------------
COLORADO--0.2%
Denver City and County School District No. 1
  Pension Obligation Certificate of Participation
  Taxable 6.76%, 12/15/07 (AMBAC Insured)(n)                 60          63,270
Denver City and County School District No. 1
  Pension Obligation Certificate of Participation
  Taxable 6.76%, 12/15/07 (AMBAC Insured)                 1,940       2,041,268
                                                                   ------------
                                                                      2,104,538
                                                                   ------------
CONNECTICUT--0.4%
Connecticut State General Obligation Series C
  5%, 5/1/13 (FGIC Insured)                               4,000       4,378,160

FLORIDA--0.7%
Florida Department of Transportation General
  Obligation Series A 5%, 7/1/12                            785         856,200
Florida State Department of Environmental
  Protection Preservation Revenue Series B 5%,
  7/1/13 (MBIA Insured)                                   4,000       4,385,320
University of Miami Exchange Revenue Taxable
  Series A 7.65%, 4/1/20 (MBIA Insured)                   2,715       2,840,867
                                                                   ------------
                                                                      8,082,387
                                                                   ------------

Phoenix Balanced Fund

                                                     PAR VALUE
                                                       (000)          VALUE
                                                   ------------    ------------
MUNICIPAL BONDS (continued)

KENTUCKY--0.3%
Kentucky Property and Buildings Commission
  Revenue 5%, 10/1/12 (AMBAC Insured)              $      2,960    $  3,217,461

MAINE--0.1%
Bangor Pension Obligation Taxable Series B 5.94%,
  6/1/13 (FGIC Insured)                                     675         729,236

NEW JERSEY--0.5%
Hamilton Township School District General
  Obligation Taxable 4.25%, 12/15/14 (FSA Insured)        1,145       1,102,062
Monroe Township Pension Obligation Taxable 5%,
  8/15/13                                                   590         596,992
New Jersey Educational Facilities Authority
  Revenue Princeton University Series B 4.25%,
  7/1/35                                                  4,300       4,069,993
                                                                   ------------
                                                                      5,769,047
                                                                   ------------

NEW YORK--0.1%
New York State Environmental Facilities Corp.
  State Service Contract Revenue Taxable
  6.70%, 3/15/08 (FSA Insured)(n)                           600         636,618
New York State General Obligation Taxable Series
  C 6.35%, 3/1/07 (AMBAC Insured)                         1,000       1,031,990
                                                                   ------------
                                                                      1,668,608
                                                                   ------------

PENNSYLVANIA--0.3%
Philadelphia Authority for Industrial Development
  Pension Funding Retirement Systems Revenue
  Taxable Series A 5.69%, 4/15/07 (MBIA Insured)          1,000       1,021,490
Philadelphia School District Taxable Series C
  4.43%, 7/1/11 (FSA Insured)                             1,780       1,751,769
Pittsburgh Pension Obligation Taxable Series A
  6.50%, 3/1/14 (FGIC Insured)                            1,100       1,213,894
                                                                   ------------
                                                                      3,987,153
                                                                   ------------

TEXAS--0.2%
Dallas-Fort Worth International Airport Facilities
  Improvement Corp. Revenue Taxable 6.50%,
  11/1/09 (MBIA Insured)                                  1,900       2,039,099
Texas State Water Financial Assistance General
  Obligation Series C Taxable 4.70%, 8/1/09                 625         631,112
                                                                   ------------
                                                                      2,670,211
                                                                   ------------

                                                     PAR VALUE
                                                       (000)          VALUE
                                                   ------------    ------------
MUNICIPAL BONDS (continued)

VIRGINIA--0.3%
Virginia State Public Building Authority Public
  Facilities Revenue Series A 5%, 8/1/12           $      3,750    $  4,101,188
-------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $64,726,483)                                        65,927,254
-------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--2.5%

AmeriCredit Automobile Receivables Trust 01-D,
  A4 4.41%, 11/12/08                                        555         556,248
Associates Manufactured Housing Pass Through
  Certificate 97-2, A6 7.075%, 3/15/28(c)                 1,517       1,574,897
Bombardier Capital Mortgage Securitization Corp.
  99-A, A3 5.98%, 1/15/18                                   964         892,867
Capital One Master Trust 01-5 A 5.30%, 6/15/09            4,500       4,546,927
Carmax Auto Owner Trust 03-1, A4 2.16%, 11/15/09          3,000       2,922,926
Case New Holland Equipment Trust 03-A, A4B
  2.57%, 9/15/09                                          2,316       2,261,125
DaimlerChrysler Auto Trust 05-A B 3.88%, 7/8/11           1,200       1,177,320
GMAC Mortgage Corp. Loan Trust 05-HE2, A3
  4.622%, 11/25/35(c)                                     2,525       2,510,008
Long Beach Auto Receivables Trust 04-A, A2
  2.841%, 7/15/10(c)                                      1,000         971,875
M&I Auto Loan Trust 03-1 B 3.45%, 2/21/11                   500         492,249
Morgan Stanley Auto Loan Trust 04-HB1, A4
  3.33%, 10/15/11                                         6,000       5,885,625
WFS Financial Owner Trust 03-1, A4 2.74%, 9/20/10         5,000       4,943,749
Whole Auto Loan Trust 02-1 B 2.91%, 4/15/09                 640         638,044
-------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $29,802,339)                                        29,373,860
-------------------------------------------------------------------------------
DOMESTIC CORPORATE BONDS--8.5%

AEROSPACE & DEFENSE--0.1%
Rockwell Collins, Inc. 4.75%, 12/1/13                     1,000         999,256

AGRICULTURAL PRODUCTS--0.1%
Corn Products International, Inc. 8.25%, 7/15/07          1,250       1,330,574

ALUMINUM--0.1%
Alcoa, Inc. 5.375%, 1/15/13                               1,225       1,271,295

BROADCASTING & CABLE TV--0.4%
Comcast Corp. 5.30%, 1/15/14                              1,000       1,011,919
COX Communications, Inc. 5.45%, 12/15/14                  1,240       1,245,328

Phoenix Balanced Fund

                                                     PAR VALUE
                                                       (000)          VALUE
                                                   ------------    ------------
DOMESTIC CORPORATE BONDS (continued)

BROADCASTING & CABLE TV (CONTINUED)
Echostar DBS Corp. 5.75%, 10/1/08                  $        500    $    498,750
Echostar DBS Corp. 6.375%, 10/1/11                        1,500       1,501,875
                                                                   ------------
                                                                      4,257,872
                                                                   ------------

CASINOS & GAMING--0.5%
Caesars Entertainment, Inc. 9.375%, 2/15/07               2,000       2,130,000
Harrah's Operating Co., Inc. 7.50%, 1/15/09                 250         269,786
Mandalay Resort Group 6.375%, 12/15/11                    1,500       1,526,250
Station Casinos, Inc. 6.875%, 3/1/16                      2,500       2,587,500
                                                                   ------------
                                                                      6,513,536
                                                                   ------------

COMMUNICATIONS EQUIPMENT--0.0%
Motorola, Inc. 7.625%, 11/15/10                             250         281,050

CONSUMER FINANCE--1.0%
Capital One Financial Corp. 4.80%, 2/21/12                1,000         980,601
Ford Motor Credit Co. 7.25%, 10/25/11                     1,750       1,722,374
General Electric Capital Corp. 3.50%, 5/1/08                750         731,812
General Electric Capital Corp. 6%, 6/15/12                1,000       1,069,788
General Motors Acceptance Corp. 6.875%, 9/15/11           1,025         990,455
General Motors Acceptance Corp. 6.875%, 8/28/12             415         397,972
SLM Corp. 4.79%, 2/1/10(c)                                5,550       5,369,126
                                                                   ------------
                                                                     11,262,128
                                                                   ------------

DATA PROCESSING & OUTSOURCED SERVICES--0.2%
Computer Sciences Corp. 3.50%, 4/15/08                    1,750       1,694,166
First Data Corp. 5.625%, 11/1/11                          1,000       1,043,721
                                                                   ------------
                                                                      2,737,887
                                                                   ------------

DISTILLERS & VINTNERS--0.1%
Brown-Forman Corp. 3%, 3/15/08                            1,500       1,443,747

DIVERSIFIED BANKS--0.3%
Bank of America Corp. 5.25%, 12/1/15(h)                   1,000       1,023,054
National Capital Trust II 144A 5.486%,
  12/29/49(b)(c)                                          2,700       2,736,642
                                                                   ------------
                                                                      3,759,696
                                                                   ------------

DIVERSIFIED CAPITAL MARKETS--0.2%
Deutsche Bank AG NY Series GS 4.448%, 3/22/12(c)          2,750       2,639,175

DIVERSIFIED CHEMICALS--0.2%
Cabot Corp. 144A 5.25%, 9/1/13(b)                         2,000       1,994,464

                                                     PAR VALUE
                                                       (000)          VALUE
                                                   ------------    ------------
DOMESTIC CORPORATE BONDS (continued)

DIVERSIFIED COMMERCIAL SERVICES--0.3%
International Lease Finance Corp. 5.75%, 2/15/07   $        500    $    507,913
International Lease Finance Corp. 4.75%, 1/13/12          2,875       2,810,267
                                                                   ------------
                                                                      3,318,180
                                                                   ------------

DRUG RETAIL--0.1%
NeighborCare, Inc. 6.875%, 11/15/13                         750         821,250

ELECTRIC UTILITIES--0.4%
Entergy Gulf States, Inc. 5.70%, 6/1/15                   2,875       2,898,270
Entergy Gulf States, Inc. 5.25%, 8/1/15                     300         292,848
Oncor Electric Delivery Co. 6.375%, 1/15/15               2,000       2,182,372
                                                                   ------------
                                                                      5,373,490
                                                                   ------------

ELECTRONIC EQUIPMENT MANUFACTURERS--0.2%
Mettler-Toledo International, Inc. 4.85%, 11/15/10        2,000       1,974,586

FOREST PRODUCTS--0.2%
Weyerhaeuser Co. 6.75%, 3/15/12                           2,000       2,176,300

HEALTH CARE DISTRIBUTORS--0.2%
AmerisourceBergen Corp. 8.125%, 9/1/08                    2,065       2,235,363

HEALTH CARE FACILITIES--0.1%
HCA, Inc. 6.30%, 10/1/12                                  1,200       1,225,610

HOTELS, RESORTS & CRUISE LINES--0.0%
La Quinta Properties, Inc. 7%, 8/15/12                      470         488,800

INDUSTRIAL MACHINERY--0.5%
ITW CUPIDS Financing Trust I 144A 6.55%,
  12/31/11(b)(e)                                          5,000       5,382,190

INTEGRATED OIL & GAS--0.2%
ChevronTexaco Capital Co. 3.50%, 9/17/07                  1,000         983,543
ChevronTexaco Capital Co. 3.375%, 2/15/08                 1,500       1,461,546
                                                                   ------------
                                                                      2,445,089
                                                                   ------------
INTEGRATED TELECOMMUNICATION SERVICES--0.1%
Qwest Corp. 8.875%, 3/15/12                               1,000       1,100,000

INVESTMENT BANKING & BROKERAGE--0.3%
Credit Suisse First Boston USA, Inc. 5.125%,
  1/15/14                                                 1,000       1,014,519
Merrill Lynch & Co., Inc. 5%, 2/3/14                      2,100       2,100,000
Morgan Stanley 4.75%, 4/1/14(h)                           1,000         972,002
                                                                   ------------
                                                                      4,086,521
                                                                   ------------

LIFE & HEALTH INSURANCE--0.2%
Jefferson-Pilot Corp. 4.75%, 1/30/14                        850         836,592

Phoenix Balanced Fund

                                                    PAR VALUE
                                                      (000)           VALUE
                                                   ------------    ------------
DOMESTIC CORPORATE BONDS (continued)

LIFE & HEALTH INSURANCE (CONTINUED)
Protective Life Secured Trust 4.30%, 5/10/10(c)    $      1,500    $  1,459,845
                                                                   ------------
                                                                      2,296,437
                                                                   ------------

MOVIES & ENTERTAINMENT--0.1%
AOL Time Warner, Inc. 6.875%, 5/1/12(h)                   1,240       1,381,046

MULTI-LINE INSURANCE--0.1%
Assurant, Inc. 5.625%, 2/15/14                            1,000       1,031,226

MULTI-UTILITIES & UNREGULATED POWER--0.0%
Dominion Resources, Inc. 5%, 3/15/13                        500         497,659

OIL & GAS DRILLING--0.1%
Diamond Offshore Drilling, Inc. 144A 4.875%,
  7/1/15(b)                                               1,200       1,175,434

OIL & GAS REFINING, MARKETING & TRANSPORTATION--0.2%
Motiva Enterprises LLC 144A 5.20%, 9/15/12(b)             1,000       1,010,018
Tesoro Corp. 8%, 4/15/08                                  1,000       1,061,250
                                                                   ------------
                                                                      2,071,268
                                                                   ------------

OIL & GAS STORAGE & TRANSPORTATION--0.2%
AmeriGas Partners LP 144A 7.25%, 5/20/15(b)               2,000       2,130,000

OTHER DIVERSIFIED FINANCIAL SERVICES--0.3%
Bosphorus Financial Services Ltd. 144A 5.068%,
  2/15/12(b)(c)                                           1,250       1,249,759
JPMorgan Chase & Co. 5.125%, 9/15/14                      1,440       1,448,640
TIAA Global Markets, Inc. 144A 3.875%, 1/22/08(b)         1,000         985,533
                                                                   ------------
                                                                      3,683,932
                                                                   ------------

REGIONAL BANKS--0.5%
Rabobank Capital Funding II 144A 5.26%,
  12/29/49(b)(c)                                          2,800       2,814,481
Zions Bancorp. 5.65%, 5/15/14                             2,750       2,836,188
                                                                   ------------
                                                                      5,650,669
                                                                   ------------

REITS--0.6%
Colonial Properties Trust 6.25%, 6/15/14                  3,900       4,036,960
iStar Financial, Inc. 5.375%, 4/15/10                     2,900       2,906,357
                                                                   ------------
                                                                      6,943,317
                                                                   ------------

TOBACCO--0.1%
Reynolds (R.J.) Tobacco Holdings, Inc. 144A 7.30%,
  7/15/15(b)                                                900         915,750

TRADING COMPANIES & DISTRIBUTORS--0.3%
Hughes Supply, Inc. 144A 5.50%, 10/15/14(b)               2,600       2,546,557

                                                    PAR VALUE
                                                      (000)           VALUE
                                                   ------------    ------------
DOMESTIC CORPORATE BONDS (continued)

TRADING COMPANIES & DISTRIBUTORS (CONTINUED)
United Rentals NA, Inc. 6.50%, 2/15/12             $        800    $    782,000
                                                                   ------------
                                                                      3,328,557
                                                                   ------------
-------------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $99,348,606)                                       100,223,354
-------------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--7.8%

Asset Backed Funding Corp. Net Interest Margin
  Trust 04-HE1, N1 144A 4.45%, 7/26/34(b)                   851         851,665
Countrywide Home Loans Mortgage Pass-Through
  Trust 04-12, 12A1 4.845%, 8/25/34(c)                      478         475,831
Countrywide Home Loans Mortgage Pass-Through
  Trust 04-13, 1A1 5.50%, 8/25/34                         3,216       3,222,221
Crown Castle Towers LLC 05-1A, AFX 144A 4.643%,
  6/15/35(b)                                              2,400       2,368,313
CS First Boston Mortgage Securities Corp. 97-C2 B
  6.72%, 1/17/35                                          9,000       9,425,680
CS First Boston Mortgage Securities Corp. 97-C2,
  A3 6.55%, 1/17/35                                       3,725       3,874,503
CS First Boston Mortgage Securities Corp. 98-C1
  B 6.59%, 5/17/40                                        1,000       1,052,399
CS First Boston Mortgage Securities Corp. 99-C1,
  A2 7.29%, 9/15/41                                         340         368,826
DLJ Commercial Mortgage Corp. 98-CF2, A1B 6.24%,
  11/12/31                                                3,935       4,115,150
First Horizon Mortgage Pass-Through Trust 05-AR1,
  2A1 5.036%, 4/25/35(c)                                  3,570       3,559,518
GMAC Commercial Mortgage Securities, Inc. 97-C2,
  A3 6.566%, 4/15/29                                      2,583       2,678,171
GS Mortgage Securities Corp. II 05-GG4, AJ 4.782%,
  7/10/39                                                 4,900       4,815,765
GS Mortgage Securities Corp. II 99-C1, A2 6.11%,
  11/18/30(c)                                             5,413       5,608,125
Home Equity Asset Trust 03-8N A 144A 5%,
  5/27/34(b)                                                164         163,170
Homestar Net Interest Margin Trust 04-3,
  A1 144A 5.50%, 7/25/34(b)                                 411         411,732
JPMorgan Chase Commercial Mortgage Securities
  Corp. 01-CIBC, A3 6.26%, 3/15/33                       14,265      15,288,325
Lehman Brothers Commercial Conduit Mortgage
  Trust 98-C4, A1B 6.21%, 10/15/35                        1,000       1,044,997
Lehman Brothers Commercial Conduit Mortgage
  Trust 99-C2, A2 7.325%, 10/15/32                        4,855       5,291,770

Phoenix Balanced Fund

                                                    PAR VALUE
                                                      (000)           VALUE
                                                   ------------    ------------
NON-AGENCY MORTGAGE-BACKED SECURITIES (continued)

Master Resecuritization Trust 04-3, CTFS 144A 5%,
  10/28/34(b)                                      $      2,177    $  2,122,247
PNC Mortgage Acceptance Corp. 00-C2, A2 7.30%,
  10/12/33                                                1,000       1,102,013
Residential Asset Mortgage Products, Inc. 03-RS6,
  AI3 3.08%, 12/25/28                                     3,057       3,032,442
Residential Funding Mortgage Securities I 05-SA1,
  2A 4.911%, 3/25/35(c)                                   3,760       3,750,887
Structured Asset Securities Corp. 05-6, 4A1 5%,
  5/25/35                                                 1,561       1,530,865
Structured Asset Securities Corp. Net Interest
  Margin Trust 04-23XS  A 144A 5.50%, 2/28/35(b)          1,170       1,169,910
Wells Fargo & Co. Mortgage Backed Securities
  Trust 03-4, A18 5.50%, 6/25/33                          2,850       2,855,143
Wells Fargo & Co. Mortgage Backed Securities
  Trust 05-AR4, 2A1 4.54%, 4/25/35(c)                     5,678       5,613,948
Wells Fargo Mortgage Backed Securities
  Trust 03-O, 1A11 4.717%, 1/25/34(c)                     2,586       2,490,090
Wells Fargo Mortgage Backed Securities
  Trust 04-EE, 2A3 3.989%, 1/25/35(c)                     2,278       2,232,817
Wells Fargo Mortgage Backed Securities
  Trust 05-AR10, 2A16 4.111%, 6/25/35(c)                  1,015         998,348
-------------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $90,364,849)                                        91,514,871
-------------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--2.5%

AUSTRALIA--0.3%
Commonwealth of Australia Series 1106 6.75%,
  11/15/06                                                5,170(k)    3,989,255

BRAZIL--0.3%
Federative Republic of Brazil 9.25%, 10/22/10             1,200       1,327,200
Federative Republic of Brazil 8.875%, 10/14/19            1,450       1,504,375
                                                                   ------------
                                                                      2,831,575
                                                                   ------------

CANADA--0.3%
Province of Ontario 3.125%, 5/2/08                        4,000       3,871,516

CHILE--0.1%
Republic of Chile 4.069%, 1/28/08(c)                        750         753,750

MEXICO--0.0%
United Mexican States 5.875%, 1/15/14                       400         409,400

                                                    PAR VALUE
                                                      (000)           VALUE
                                                   ------------    ------------
FOREIGN GOVERNMENT SECURITIES (continued)

NEW ZEALAND--0.2%
Commonwealth of New Zealand Series 206 6.50%,
  2/15/06                                                 3,300(j) $  2,245,710

PANAMA--0.0%
Republic of Panama 9.375%, 1/16/23                 $        250         312,500

PERU--0.3%
Republic of Peru 7.35%, 7/21/25                             290         290,000
Republic of Peru 8.75%, 11/21/33                          2,400       2,731,200
                                                                   ------------
                                                                      3,021,200
                                                                   ------------

PHILIPPINES--0.2%
Republic of Philippines 8.375%, 2/15/11                   1,625       1,677,812

RUSSIA--0.4%
Russian Federation 144A 8.25%, 3/31/10(b)                 2,000       2,173,600
Russian Federation RegS 8.25%, 3/31/10(f)                   200         217,340
Russian Federation RegS 5%, 3/31/30(c)(f)                 2,500       2,775,000
                                                                   ------------
                                                                      5,165,940
                                                                   ------------

SOUTH KOREA--0.1%
Republic of Korea 4.25%, 6/1/13                           1,500       1,438,661

TURKEY--0.3%
Republic of Turkey 10.50%, 1/13/08                        1,300       1,467,375
Republic of Turkey 7.25%, 3/15/15                         1,750       1,803,550
                                                                   ------------
                                                                      3,270,925
                                                                   ------------
-------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $28,870,917)                                        28,988,244
-------------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(d)--3.9%

AUSTRALIA--0.2%
St. George Bank Ltd. 144A 5.30%, 10/15/15(b)              2,000       2,044,122
Westfield Capital Corp. 144A 5.125%, 11/15/14(b)            575         571,225
                                                                   ------------
                                                                      2,615,347
                                                                   ------------

BRAZIL--0.1%
Petrobras International Finance Co. 9.125%, 7/2/13        1,500       1,710,000

CANADA--0.0%
Rogers Wireless Communications, Inc. 7.25%, 12/15/12        500         538,750

CHILE--0.7%
Banco Santander Corp. 144A 5.375%, 12/9/14(b)               875         882,036
Enersis SA 7.375%, 1/15/14                                3,700       3,943,896

Phoenix Balanced Fund

                                                    PAR VALUE
                                                      (000)           VALUE
                                                   ------------    ------------
FOREIGN CORPORATE BONDS (continued)

CHILE (CONTINUED)
HQI Transelectric Chile SA 7.875%, 4/15/11         $      1,000    $  1,128,596
Petropower I Funding Trust 144A 7.36%, 2/15/14(b)         2,056       1,989,521
                                                                   ------------
                                                                      7,944,049
                                                                   ------------

GERMANY--0.0%
Deutsche Telekom International Finance BV 8.50%,
  6/15/10                                                   500         570,587

ITALY--0.1%
Telecom Italia Capital S.p.A. 4%, 11/15/08                  750         735,293

KAZAKHSTAN--0.2%
Kazkommerts International BV 144A 7%, 11/3/09(b)          2,250       2,300,625

MALAYSIA--0.4%
Malaysia International Shipping Corporation
  Capital Ltd. 144A 6.125%, 7/1/14(b)                     2,000       2,141,682
Petronas Capital Ltd. RegS 7%, 5/22/12(f)                 2,250       2,533,889
                                                                   ------------
                                                                      4,675,571
                                                                   ------------

MEXICO--0.6%
America Movil SA de CV 5.75%, 1/15/15                     2,375       2,385,220
Pemex Project Funding Master Trust 9.125%,
  10/13/10                                                  500         583,500
Pemex Project Funding Master Trust
  8%, 11/15/11                                            1,500       1,692,000
Pemex Project Funding Master Trust 144A 5.75%,
  12/15/15(b)                                             2,850       2,794,425
                                                                   ------------
                                                                      7,455,145
                                                                   ------------

NETHERLANDS--0.2%
Coca-Cola HBC Finance BV 5.125%, 9/17/13                  1,750       1,783,070

NORWAY--0.1%
Norske Skogindustrier ASA 144A 6.125%, 10/15/15(b)        1,000       1,000,715

SINGAPORE--0.2%
DBS Bank Ltd. 144A 5%, 11/15/19(b)(c)                     1,900       1,886,772

SOUTH KOREA--0.5%
Korea Development Bank 5.50%, 11/13/12                    5,500       5,681,176

UNITED KINGDOM--0.4%
BP Capital Markets plc 2.75%, 12/29/06                    1,500       1,469,224

                                                    PAR VALUE
                                                      (000)           VALUE
                                                   ------------    ------------
FOREIGN CORPORATE BONDS (continued)

UNITED KINGDOM (CONTINUED)
HBOS plc 144A 5.375%, 11/29/49(b)(c)               $      3,250    $  3,289,036
                                                                   ------------
                                                                      4,758,260
                                                                   ------------

UNITED STATES--0.2%
Amvescap plc 5.375%, 12/15/14                             2,000       1,980,798
-------------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $45,235,348)                                        45,636,158
-------------------------------------------------------------------------------

                                                      SHARES          VALUE
                                                   ------------    ------------

DOMESTIC COMMON STOCKS--55.2%

ADVERTISING--1.4%
Harte-Hanks, Inc.                                       380,800      10,357,760
Omnicom Group, Inc.                                      69,300       5,881,491
                                                                   ------------
                                                                     16,239,251
                                                                   ------------

AEROSPACE & DEFENSE--1.3%
United Technologies Corp.                               292,100      14,809,470

AIR FREIGHT & COURIERS--0.6%
FedEx Corp.                                              89,900       7,559,691

ASSET MANAGEMENT & CUSTODY BANKS--1.0%
Mellon Financial Corp.                                  385,900      11,754,514

BROADCASTING & CABLE TV--1.2%
Comcast Corp. Special Class A(m)                        453,500      13,605,000

CASINOS & GAMING--0.9%
Harrah's Entertainment, Inc.                            127,938      10,073,820

COMMUNICATIONS EQUIPMENT--1.6%
Cisco Systems, Inc.(m)                                  982,800      18,820,620

COMPUTER HARDWARE--2.3%
Dell, Inc.(m)                                           239,200       9,680,424
International Business Machines Corp.                   208,200      17,376,372
                                                                   ------------
                                                                     27,056,796
                                                                   ------------

CONSTRUCTION & ENGINEERING--1.8%
Jacobs Engineering Group, Inc.(m)                       366,100      21,555,968

DIVERSIFIED BANKS--4.9%
Bank of America Corp.                                   504,000      21,974,400
Wachovia Corp.                                          308,600      15,547,268
Wells Fargo & Co.                                       334,400      20,512,096
                                                                   ------------
                                                                     58,033,764
                                                                   ------------

Phoenix Balanced Fund

                                                   SHARES          VALUE
                                                 ----------   ---------------
DOMESTIC COMMON STOCKS (continued)

DIVERSIFIED CHEMICALS--0.8%
Du Pont (E.I.) de Nemours & Co.                     206,900   $     8,830,492

DRUG RETAIL--1.6%
CVS Corp.                                           609,600        18,915,888

ELECTRICAL COMPONENTS & EQUIPMENT--0.6%
Emerson Electric Co.                                115,200         7,580,160

FOOTWEAR--0.5%
NIKE, Inc. Class B                                   71,100         5,958,180

HEALTH CARE EQUIPMENT--2.3%
Beckman Coulter, Inc.                                59,300         3,222,362
Fisher Scientific International, Inc.(m)            244,500        16,393,725
Thermo Electron Corp.(m)                            254,400         7,596,384
                                                              ---------------
                                                                   27,212,471
                                                              ---------------
HEALTH CARE FACILITIES--1.4%
HCA, Inc.                                           242,500        11,943,125
Manor Care, Inc.                                    107,700         4,088,292
                                                              ---------------
                                                                   16,031,417
                                                              ---------------
HEALTH CARE SERVICES--0.6%
Express Scripts, Inc.(m)                            144,300         7,546,890

HOUSEHOLD PRODUCTS--2.9%
Colgate-Palmolive Co.                               152,600         8,078,644
Procter & Gamble Co. (The)                          372,700        20,733,301
Spectrum Brands, Inc.(m)                            187,500         5,812,500
                                                              ---------------
                                                                   34,624,445
                                                              ---------------
HUMAN RESOURCES & EMPLOYMENT SERVICES--1.8%
Manpower, Inc.                                      292,600        13,986,280
Robert Half International, Inc.                     208,200         7,055,898
                                                              ---------------
                                                                   21,042,178
                                                              ---------------
INDUSTRIAL CONGLOMERATES--2.9%
General Electric Co.                                993,100        34,261,950

INTEGRATED OIL & GAS--1.7%
Exxon Mobil Corp.                                   338,300        19,875,125

INTEGRATED TELECOMMUNICATION SERVICES--1.4%
SBC Communications, Inc.                            298,500         7,298,325
Verizon Communications, Inc.                        256,000         8,762,880
                                                              ---------------
                                                                   16,061,205
                                                              ---------------
INTERNET SOFTWARE & SERVICES--0.8%
WebEx Communications, Inc.(m)                       343,800         9,822,366

                                                   SHARES          VALUE
                                                 ----------   ---------------
DOMESTIC COMMON STOCKS (continued)

INVESTMENT BANKING & BROKERAGE--0.9%
Merrill Lynch & Co., Inc.                           173,800   $    10,215,964

MANAGED HEALTH CARE--1.7%
WellPoint, Inc.(m)                                  275,300        19,474,722

MOVIES & ENTERTAINMENT--1.2%
Walt Disney Co. (The)                               564,600        14,476,344

MULTI-UTILITIES & UNREGULATED POWER--1.0%
PG&E Corp.                                          326,000        12,267,380

OIL & GAS DRILLING--0.8%
Patterson-UTI Energy, Inc.                          270,800         8,890,364

OIL & GAS EXPLORATION & PRODUCTION--0.7%
Anadarko Petroleum Corp.                             90,000         7,951,500

OTHER DIVERSIFIED FINANCIAL SERVICES--2.0%
Citigroup, Inc.                                     166,201         7,229,743
JPMorgan Chase & Co.                                474,800        16,684,472
                                                              ---------------
                                                                   23,914,215
                                                              ---------------

PACKAGED FOODS & MEATS--1.4%
Dean Foods Co.(m)                                   111,400         3,976,980
Heinz (H.J.) Co.                                    203,700         7,492,086
Kellogg Co.                                          83,200         3,769,792
TreeHouse Foods, Inc.(m)                             22,260           680,711
                                                              ---------------
                                                                   15,919,569
                                                              ---------------

PHARMACEUTICALS--2.4%
Johnson & Johnson                                   292,800        18,727,488
Pfizer, Inc.                                        347,600         9,211,400
                                                              ---------------
                                                                   27,938,888
                                                              ---------------

RAILROADS--1.0%
Norfolk Southern Corp.                              302,500        11,256,025

RESTAURANTS--1.6%
McDonald's Corp.                                    606,000        18,889,020

SOFT DRINKS--1.4%
Coca-Cola Co. (The)                                 371,100        16,239,336

SYSTEMS SOFTWARE--1.7%
Microsoft Corp.                                     766,000        19,617,260

WIRELESS TELECOMMUNICATION SERVICES--1.1%
Nextel Communications, Inc. Class A(m)              380,300        13,234,440
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $524,940,724)                                    647,556,688
-----------------------------------------------------------------------------

Phoenix Balanced Fund

                                                   SHARES          VALUE
                                                 ----------   ---------------
FOREIGN  COMMON STOCKS(d)--1.0%

APPLICATION SOFTWARE--0.7%
Amdocs Ltd. (United States)(m)                      264,500   $    7,853,005

ELECTRONIC MANUFACTURING SERVICES--0.3%
Flextronics International Ltd. (Singapore)(m)       251,600         3,406,664
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $10,998,499)                                      11,259,669
-----------------------------------------------------------------------------

EXCHANGE TRADED FUNDS--1.2%

SPDR Trust Series I(l)                              113,600        14,056,864
-----------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $14,267,620)                                      14,056,864
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.4%
(IDENTIFIED COST $1,015,255,369)                                1,141,838,856
-----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--3.4%

MONEY MARKET MUTUAL FUNDS--1.8%

AIM Short-Term Investment Trust Liquid Assets
   Portfolio-Institutional Shares (3.19% seven
   day effective  yield)(i)                      21,586,926        21,586,926

                                                  PAR VALUE
                                                   (000)
                                                 ----------
COMMERCIAL PAPER--1.6%
Dupont (E.I.) de Nemours & Co. 3.25%, 8/3/05     $    4,340         4,338,433
Honeywell International, Inc. 3.27%, 8/9/05             295           294,732



                                                  PAR VALUE
                                                    (000)          VALUE
                                                 ----------   ---------------
SHORT-TERM INVESTMENTS (continued)

COMMERCIAL PAPER (CONTINUED)
Kimberly-Clark Corp. 3.26%, 8/12/05              $    1,000   $       998,823
Harley-Davidson Funding 3.30%, 8/15/05                4,395         4,388,554
Sysco Corp. 3.30%, 8/15/05                              965           963,584
Cargill, Inc. 3.32%, 8/16/05                          1,300         1,297,962
Cargill, Inc. 3.35%, 8/19/05                          3,435         3,428,607
Ranger Funding Co. LLC 3.45%, 8/30/05                 2,500         2,492,573
                                                              ---------------
                                                                   18,203,268
                                                              ---------------
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $39,793,553)                                      39,790,194
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--100.8%
(IDENTIFIED COST $1,055,048,922)                                1,181,629,050(a)

Other assets and liabilities, net--(0.8)%                          (8,946,540)
                                                              ---------------
NET ASSETS--100.0%                                            $ 1,172,682,510
                                                              ===============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $137,520,935 and gross depreciation of $11,398,465 for federal income tax purposes. At July 31, 2005, the aggregate cost of securities for federal income tax purposes was $1,055,506,580.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, these securities amounted to a value of $51,101,624 or 4.4% of net assets.

(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(d) Foreign corporate bonds and foreign common stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

(e) Illiquid and restricted security. At July 31, 2005, this security amounted to a value of $5,382,190 or 0.5% of net assets. For acquisition information, see Note 3 "Illiquid and Restricted Securities" in the Notes to Schedules of Investments.

(f) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.

(g)   This security has a delayed delivery settlement date.

(h) All or a portion segregated as collateral for forward currency contracts or a delayed delivery security.

(i) Represents security purchased with cash collateral received for securities on loan.

(j)   Par value represents New Zealand Dollar.

(k)   Par value represents Australian Dollar.

(l)   All or a portion of security is on loan.

(m)   Non-income producing.

(n)   Escrowed to maturity.

Phoenix Capital Growth Fund
(Formerly Phoenix-Engemann Capital Growth Fund)

                             SCHEDULE OF INVESTMENTS
                                  JULY 31, 2005
                                   (UNAUDITED)

                                                   SHARES          VALUE
                                                 ----------   ---------------
DOMESTIC COMMON STOCKS--92.8%

AIR FREIGHT & COURIERS--3.9%
FedEx Corp.                                         140,000   $    11,772,600
United Parcel Service, Inc. Class B                 175,000        12,769,750
                                                              ---------------
                                                                   24,542,350
                                                              ---------------
BIOTECHNOLOGY--8.3%
Amgen, Inc.(e)                                      220,000        17,545,000
Genentech, Inc.(e)                                  240,000        21,439,200
Gilead Sciences, Inc.(e)                            310,000        13,891,100
                                                              ---------------
                                                                   52,875,300
                                                              ---------------
BROADCASTING & CABLE TV--5.1%
Comcast Corp. Class A(e)                            440,000        13,521,200
EchoStar Communications Corp. Class A               300,000         8,616,000
Univision Communications, Inc. Class A(e)           370,000        10,463,600
                                                              ---------------
                                                                   32,600,800
                                                              ---------------
COMMUNICATIONS EQUIPMENT--5.1%
Cisco Systems, Inc.(e)                              970,000        18,575,500
QUALCOMM, Inc.                                      360,000        14,216,400
                                                              ---------------
                                                                   32,791,900
                                                              ---------------
COMPUTER HARDWARE--5.9%
Apple Computer, Inc.(e)                             330,000        14,074,500
Dell, Inc.(e)                                       575,000        23,270,250
                                                              ---------------
                                                                   37,344,750
                                                              ---------------

COMPUTER STORAGE & PERIPHERALS--1.0%
EMC Corp.(e)                                        470,000         6,434,300
                                                              ---------------
CONSUMER FINANCE--4.2%
American Express Co.                                225,000        12,375,000
SLM Corp.                                           285,000        14,674,650
                                                              ---------------
                                                                   27,049,650
                                                              ---------------
DATA PROCESSING & OUTSOURCED SERVICES--2.8%
First Data Corp.                                    435,000        17,895,900

DRUG RETAIL--1.7%
Walgreen Co.                                        220,000        10,529,200

FOOD DISTRIBUTORS--2.0%
Sysco Corp.                                         345,000        12,440,700

FOOD RETAIL--1.9%
Whole Foods Market, Inc.                             90,000        12,285,900

                                                   SHARES          VALUE
                                                 ----------   ---------------
DOMESTIC COMMON STOCKS (continued)

GENERAL MERCHANDISE STORES--2.4%
Target Corp.                                        265,000   $    15,568,750

HEALTH CARE EQUIPMENT--7.3%
Kinetic Concepts, Inc.(e)                           325,000        19,490,250
Medtronic, Inc.                                     495,000        26,700,300
                                                              ---------------
                                                                   46,190,550
                                                              ---------------
HEALTH CARE SERVICES--2.3%
Medco Health Solutions, Inc.(e)                     300,000        14,532,000

HOME IMPROVEMENT RETAIL--4.1%
Lowe's Cos., Inc.                                   395,000        26,156,900

HOUSEHOLD PRODUCTS--2.0%
Procter & Gamble Co. (The)                          230,000        12,794,900

INDUSTRIAL CONGLOMERATES--4.8%
General Electric Co.                                890,000        30,705,000

INTERNET RETAIL--2.9%
eBay, Inc.(e)                                       445,000        18,592,100

INTERNET SOFTWARE & SERVICES--2.4%
Yahoo!, Inc.(e)                                     455,000        15,169,700

INVESTMENT BANKING & BROKERAGE--2.1%
Morgan Stanley                                      250,000        13,262,500

MOVIES & ENTERTAINMENT--2.0%
News Corp. Class B(d)                               720,000        12,484,800

OTHER DIVERSIFIED FINANCIAL SERVICES--1.9%
Citigroup, Inc.                                     280,000        12,180,000

PHARMACEUTICALS--1.1%
Teva Pharmaceutical Industries Ltd. Sponsored ADR   215,000         6,751,000

RESTAURANTS--1.8%
Starbucks Corp.(e)                                  220,000        11,561,000

SEMICONDUCTORS--5.9%
Intel Corp.                                       1,055,000        28,632,700
Texas Instruments, Inc.                             275,000         8,734,000
                                                              ---------------
                                                                   37,366,700
                                                              ---------------
SOFT DRINKS--2.4%
PepsiCo, Inc.                                       275,000        14,995,750

Phoenix Capital Growth Fund

                                                   SHARES          VALUE
                                                 ----------   ---------------
DOMESTIC COMMON STOCKS (continued)

SPECIALTY STORES--2.1%
Staples, Inc.                                       597,500   $    13,605,075

SYSTEMS SOFTWARE--3.4%
Adobe Systems, Inc.                                 230,000         6,817,200
Microsoft Corp.                                     590,000        15,109,900
                                                              ---------------
                                                                   21,927,100
                                                              ---------------
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $490,594,518)                                    590,634,575
-----------------------------------------------------------------------------
FOREIGN  COMMON STOCKS(b)--5.2%

APPLICATION SOFTWARE--2.9%
SAP AG Sponsored ADR (Germany)                      435,000        18,626,700

SEMICONDUCTORS--2.3%
Taiwan Semiconductor Manufacturing Co. Ltd.
   Sponsored ADR (Taiwan)                         1,706,494        14,658,783
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $30,578,110)                                      33,285,483
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.0%
(IDENTIFIED COST $521,172,628)                                    623,920,058
-----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--4.3%

MONEY MARKET MUTUAL FUNDS--2.1%
AIM Short-Term Investment Trust Liquid Assets
   Portfolio-Institutional Shares (3.19% seven
   day effective yield)(c)                       12,960,000        12,960,000

                                                  PAR VALUE
                                                   (000)           VALUE
                                                 ----------   ---------------
COMMERCIAL PAPER--2.2%
Emerson Electric Co. 3.23%, 8/1/05              $     7,350         7,348,681
George Street Finance LLC 3.27%, 8/2/05               5,495         5,493,503
Merrill Lynch & Co. 3.26%, 8/3/05                     1,215         1,214,560
                                                              ---------------
                                                                   14,056,744
                                                              ---------------
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $27,019,281)                                      27,016,744
-----------------------------------------------------------------------------
TOTAL INVESTMENTS--102.3%
(IDENTIFIED COST $548,191,909)                                    650,936,802(a)

Other assets and liabilities, net--(2.3)%                         (14,635,287)
                                                              ---------------
NET ASSETS--100.0%                                            $   636,301,515
                                                              ===============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $112,240,133 and gross depreciation of $10,094,344 for federal income tax purposes. At July 31, 2005, the aggregate cost of securities for federal income tax purposes was $548,791,013.

(b) Foreign common stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

(c) Represents security purchased with cash collateral received for securities on loan.

(d)   All or a portion of security is on loan.

(e)   Non-income producing.

Phoenix Core Bond Fund

                             SCHEDULE OF INVESTMENTS
                                  JULY 31, 2005
                                   (UNAUDITED)

                                                    PAR VALUE
                                                      (000)          VALUE
                                                   ------------  ------------

U.S. GOVERNMENT SECURITIES--1.7%

U.S. TREASURY NOTES--1.7%
U.S. Treasury Note 3.625%, 6/30/07                 $        860  $    853,785
U.S. Treasury Note 3.625%, 1/15/10                          140       137,068
U.S. Treasury Note 4.125%, 5/15/15                          430       424,558
-----------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $1,421,631)                                        1,415,411
-----------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--30.5%

FHLMC 6%, 10/1/34                                         1,393     1,422,953
FNMA 6%, 10/1/14                                            843       871,603
FNMA 6.50%, '16-'32                                       2,697     2,797,830
FNMA 6%, 7/1/17                                           1,002     1,035,704
FNMA 5.50%, '17-'34                                       9,382     9,449,917
FNMA 5%, 4/1/20                                             198       198,047
FNMA 5%, 4/1/20                                             988       990,821
FNMA 4.50%, 5/1/20                                        1,165     1,146,064
FNMA 6%, 5/1/29                                             426       436,595
FNMA 7.50%, 3/1/31                                          331       352,379
FNMA 7%, 7/1/31                                             311       327,085
FNMA 7%, 9/1/31                                             404       425,224
FNMA 5%, 9/1/33                                           1,123     1,107,818
FNMA 5%, 7/15/35                                            365       359,626
GNMA 8.50%, 3/15/06                                           4         4,315
GNMA 8.50%, 11/15/22                                          1           826
GNMA 6.50%, 9/15/28                                         276       289,285
GNMA 7.50%, 9/15/29                                         303       323,502
GNMA 5%, 7/15/33                                          3,148     3,130,409
GNMA 6%, 6/15/34                                          1,471     1,513,480
-----------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $25,860,456)                                      26,183,483
-----------------------------------------------------------------------------

MUNICIPAL BONDS--16.1%

CALIFORNIA--4.0%
Alameda Corridor Transportation Authority
   Revenue Taxable Series C 6.50%, 10/1/19
   (MBIA Insured)                                         1,000     1,129,070
Fresno County Pension General Obligation
   Revenue Taxable 6.34%, 8/15/12 (FGIC
   Insured)                                               1,000     1,100,380

                                                    PAR VALUE
                                                      (000)          VALUE
                                                   ------------  ------------

MUNICIPAL BONDS (continued)

CALIFORNIA (CONTINUED)
University of California Revenue Series F
   4.375%, 5/15/30 (FSA Insured)                   $      1,200  $  1,170,648
                                                                 ------------
                                                                    3,400,098
                                                                 ------------

CONNECTICUT--0.9%
Hartford General Obligation Taxable Series
   B 4.13%, 8/1/07 (FSA Insured)                            365       364,102
Hartford General Obligation Taxable Series
   B 5.01%, 8/1/15 (FSA Insured)                            430       438,815
                                                                 ------------
                                                                      802,917
                                                                 ------------

GEORGIA--1.3%
Georgia State General Obligation Series
   C 5.50%, 7/1/14(g)                                     1,000     1,139,620

MICHIGAN--1.2%
Detroit Water Supply System Revenue Series A
   4.50%, 7/1/32 (FGIC Insured)                           1,000       992,250

NEW JERSEY--2.1%
New Jersey Educational Facilities Authority
   Revenue Princeton University Series B
   4.25%, 7/1/35                                            895       847,126
Orange Township Water and Sewer General
   Obligation Series B 4.55%, 6/1/18
   (MBIA Insured)                                         1,000       976,200
                                                                 ------------
                                                                    1,823,326
                                                                 ------------

OHIO--2.6%
Ohio State Building Authority Facilities of Adult
   Corrections Series C 5%, 10/1/13
   (MBIA Insured)                                         1,000     1,100,420
Ohio State Development Assistance Series A
   6%, 10/1/12 (MBIA Insured)                             1,000     1,078,200
                                                                 ------------
                                                                    2,178,620
                                                                 ------------

OREGON--0.4%
Oregon School Boards Association 2004 Pension
   Revenue Taxable 5.023%, 6/30/16 (FSA Insured)            300       303,330

Phoenix Core Bond Fund

                                                    PAR VALUE
                                                      (000)         VALUE
                                                   ------------  ------------
MUNICIPAL BONDS (continued)

PENNSYLVANIA--1.2%
Philadelphia Authority for Industrial Development
   Pension Funding Revenue Taxable Series A 5.79%,
   4/15/09 (MBIA Insured)                          $      1,000  $  1,042,400

RHODE ISLAND--1.2%
Woonsocket Taxable Pension Funding 5.66%,
   7/15/13 (FSA Insured)                                  1,000     1,056,250

SOUTH CAROLINA--1.2%
South Carolina Transportation Infrastructure Bank
   Revenue Series A (AMBAC Insured) 5%, 10/1/33           1,000     1,049,100
-----------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $13,795,161)                                      13,787,911
-----------------------------------------------------------------------------

ASSET-BACKED SECURITIES--5.3%

Americredit Automobile Receivables Trust 05-AX,
   A4 3.93%, 10/6/11                                      2,000     1,967,707
Chase Funding Mortgage Loan Trust 02-2,
   1M2 6.042%, 3/25/31                                      500       503,340
Comed Transitional Funding Trust 98-1,
   A7 5.74%, 12/25/10                                     2,000     2,066,007
-----------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $4,658,859)                                        4,537,054
-----------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--22.4%

AIRLINES--2.9%
Continental Airlines, Inc. 01-1 6.703%, 12/15/22            807       794,423
Delta Air Lines, Inc. 02-1 6.718%, 7/2/24                 1,686     1,732,673
                                                                 ------------
                                                                    2,527,096
                                                                 ------------

ALUMINUM--0.3%
Alcoa, Inc. Series B 6.50%, 6/15/18                         210       236,838

AUTOMOBILE MANUFACTURERS--0.3%
American Honda Finance Corp. 144A
   4.25%, 3/11/08(b)                                        250       248,812

BREWERS--0.2%
Coors Brewing Co. 6.375%, 5/15/12                           175       186,653

BROADCASTING & CABLE TV--0.8%
Clear Channel Communications, Inc.
   5.50%, 9/15/14                                           180       168,643
Comcast Corp. 5.30%, 1/15/14                                390       394,648



                                                    PAR VALUE
                                                       (000)        VALUE
                                                   ------------  ------------
DOMESTIC CORPORATE BONDS (continued)

BROADCASTING & CABLE TV (CONTINUED)
COX Communications, Inc. 5.45%, 12/15/14           $        160  $    160,688
                                                                 ------------
                                                                      723,979
                                                                 ------------

CASINOS & GAMING--0.3%
Harrah's Operating Co., Inc. 144A
   5.625%, 6/1/15(b)                                        210       212,748

COMMERCIAL PRINTING--0.2%
Donnelley (R.R.) & Sons Co. 144A
   5.50%, 5/15/15(b)                                        195       193,677

COMMUNICATIONS EQUIPMENT--0.3%
Motorola, Inc. 7.625%, 11/15/10                             205       230,461

CONSUMER FINANCE--3.4%
Capital One Financial Corp. 5.25%, 2/21/17                  195       192,309
Ford Motor Credit Co. 7.25%, 10/25/11                       365       359,238
General Electric Capital Corp. 6.75%, 3/15/32               500       599,514
General Motors Acceptance Corp. 6.875%, 8/28/12             180       172,614
Household Finance Corp. 8%, 7/15/10                       1,000     1,133,811
SLM Corp. 4.79%, 2/1/10(c)                                  500       483,705
                                                                 ------------
                                                                    2,941,191
                                                                 ------------

DATA PROCESSING & OUTSOURCED SERVICES--0.3%
Computer Sciences Corp. 3.50%, 4/15/08                      275       266,226

DIVERSIFIED BANKS--2.5%
Bank of America Corp. 5.25%, 12/1/15                        325       332,493
Citicorp Capital I 7.933%, 2/15/27                        1,500     1,621,297
Wachovia Corp. 4.875%, 2/15/14                              200       198,551
                                                                 ------------
                                                                    2,152,341
                                                                 ------------

DIVERSIFIED CAPITAL MARKETS--0.5%
Deutsche Bank AG NY Series GS 4.448%, 3/22/12(c)            485       465,455

DIVERSIFIED COMMERCIAL SERVICES--0.6%
ARAMARK Services, Inc. 5%, 6/1/12                           190       186,364
International Lease Finance Corp. 4.75%, 1/13/12            375       366,556
                                                                 ------------
                                                                      552,920
                                                                 ------------

ELECTRIC UTILITIES--1.5%
PPL Capital Funding Trust I Series A
   4.33%, 3/1/09                                            190       186,300
Progress Energy, Inc. 7.10%, 3/1/11                       1,000     1,098,826
                                                                 ------------
                                                                    1,285,126
                                                                 ------------

Phoenix Core Bond Fund

                                                    PAR VALUE
                                                      (000)          VALUE
                                                   ------------  ------------
DOMESTIC CORPORATE BONDS (continued)

FOOD RETAIL--0.3%
Kroger Co. (The) 8.05%, 2/1/10                     $        220  $    246,055

FOREST PRODUCTS--0.3%
Weyerhaeuser Co. 5.95%, 11/1/08                             243       251,894

GAS UTILITIES--0.6%
Consolidated Natural Gas Co. 6.85%, 4/15/11                 500       548,348

GENERAL MERCHANDISE STORES--0.2%
Target Corp. 5.375%, 6/15/09                                165       169,788

HEALTH CARE EQUIPMENT--0.2%
Thermo Electron Corp. 144A 5%, 6/1/15(b)                    180       176,700

HOTELS, RESORTS & CRUISE LINES--0.2%
Marriott International, Inc. 4.625%, 6/15/12                185       179,606

INDEPENDENT POWER PRODUCERS & ENERGY
   TRADERS--0.2%
Duke Capital LLC 5.668%, 8/15/14                            185       190,197

INTEGRATED TELECOMMUNICATION SERVICES--0.2%
SBC Communications, Inc. 5.875%, 2/1/12                     130       137,022

INVESTMENT BANKING & BROKERAGE--1.3%
Goldman Sachs Group, Inc. (The) 5.125%,
   1/15/15                                                  475       475,803
Merrill Lynch & Co., Inc. 6.50%, 7/15/18                    300       335,652
Morgan Stanley 4.75%, 4/1/14                                315       306,181
                                                                 ------------
                                                                    1,117,636
                                                                 ------------

LIFE & HEALTH INSURANCE--0.6%
Jackson National Life Global Funding 144A
  4.43%, 2/10/10(b)(c)                                      505       492,375

MULTI-UTILITIES & UNREGULATED POWER--0.1%
Dominion Resources, Inc. 5%, 3/15/13                         90        89,579

OIL & GAS DRILLING--0.3%
Diamond Offshore Drilling, Inc. 144A 4.875%,
  7/1/15(b)                                                 270       264,473

OIL & GAS EXPLORATION & PRODUCTION--0.3%
XTO Energy, Inc. 5.30%, 6/30/15                             250       250,501

OIL & GAS STORAGE & TRANSPORTATION--0.2%
Buckeye Partners LP 5.125%, 7/1/17                          200       192,821

OTHER DIVERSIFIED FINANCIAL SERVICES--0.6%
JPMorgan Chase & Co. 5.125%, 9/15/14                        470       472,820


                                                    PAR VALUE
                                                      (000)          VALUE
                                                   ------------  ------------
DOMESTIC CORPORATE BONDS (continued)

REITS--0.5%
Health Care REIT, Inc. 5.875%, 5/15/15             $        225    $  222,749
iStar Financial, Inc. 6.05%, 4/15/15                        200       205,747
                                                                 ------------
                                                                      428,496
                                                                 ------------

SPECIALIZED FINANCE--0.2%
CIT Group, Inc. 5.125%, 9/30/14                             200       199,392

THRIFTS & MORTGAGE FINANCE--1.2%
U.S. Central Credit Union 2.70%, 9/30/09                  1,023       988,282

TRADING COMPANIES & DISTRIBUTORS--0.3%
Hughes Supply, Inc. 144A 5.50%, 10/15/14(b)                 240       235,067

WIRELESS TELECOMMUNICATION SERVICES--0.5%
Cingular Wireless LLC 6.50%, 12/15/11                       180       195,703
Sprint Capital Corp. 8.375%, 3/15/12                        175       207,542
                                                                 ------------
                                                                      403,245
                                                                 ------------
-----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $18,859,073)                                      19,257,820
-----------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--18.7%

Countrywide Home Loans Mortgage Pass-
   Through Trust 04-13, 1A1 5.50%, 8/25/34                  278       278,997

Crown Castle Towers LLC 05-1A, AFX 144A
   4.643%, 6/15/35(b)                                       450       444,059

First Horizon Mortgage Pass-Through Trust 03-2,
   1A12 5.75%, 4/25/33                                      445       452,064

First Union - Lehman Brothers Commercial
   Mortgage 97-C1, A3 7.38%,  4/18/29                     1,352     1,393,634

First Union-Lehman Brothers-Bank of America 98-
   C2, A2 6.56%,  11/18/35                                1,278     1,332,403

GE Capital Commercial Mortgage Corp. 04-C3,
   A4 5.189%, 7/10/39(c)                                  1,000     1,017,825

GMAC Mortgage Corp. Loan Trust 05-AR2, 2A
   4.887%, 5/25/35(c)                                       434       431,469

Greenwich Capital Commercial Funding Corp. 04-
   GG1 A7 5.317%,  6/10/36(c)                             1,000     1,027,317

GSAMP Trust 05-NC1N 144A 5%, 2/25/35(b)                     288       287,383

Harborview Mortgage Loan Trust 05-9, B1
   4.119%, 6/19/35(f)                                       490       490,000

LB-UBS Commercial Mortgage Trust 04-C7, A6
   4.786%, 10/15/29(c)                                    1,000       991,875

Merrill Lynch Mortgage Investors, Inc. 96-C2, A3
   6.96%, 11/21/28                                        1,109     1,130,480

Phoenix Core Bond Fund

                                                    PAR VALUE
                                                      (000)          VALUE
                                                   ------------  ------------

NON-AGENCY MORTGAGE-BACKED SECURITIES (continued)

Merrill Lynch Mortgage Trust 04-KEY2, A4
   4.864%, 8/12/39(c)                              $      1,000  $    995,157

Morgan Stanley Capital I 98-WF1, A2 6.55%,
   3/15/30                                                1,175     1,220,043

RAAC Series 05-SP1, 1A1 5%, 9/25/34                         655       644,471

Residential Funding Mortgage Securities I 05-
   SA1, 2A 4.916%, 3/25/35(c)                               504       503,168

Structured Asset Securities Corp. 05-1, 6A1 6%,
   2/25/35                                                1,315     1,331,790

Structured Asset Securities Corp. 05-6, 4A1 5%,
   5/25/35                                                  767       752,037

Structured Asset Securities Corp. Net Interest
   Margin Trust 04-23XS  A 144A 5.50%, 2/28/35(b)           175       175,486

Washington Mutual, Inc. 05-AR3, A2 4.661%,
   3/25/35(c)                                               816       809,638

Wells Fargo & Co. Mortgage Backed Securities
   Trust 05-AR4, 2A1  4.543%, 4/25/35(c)                    379       374,263
-----------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $15,973,815)                                      16,083,559
-----------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--1.3%

MEXICO--0.6%
United Mexican States 6.625%, 3/3/15                        500       540,500

RUSSIA--0.7%
Russian Federation RegS 5%, 3/31/30(c)(e)                   515       571,650
-----------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $1,065,842)                                        1,112,150
-----------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(d)--1.6%

AUSTRALIA--0.2%
Westfield Capital Corp. 144A 5.125%, 11/15/14(b)            150       149,015

                                                    PAR VALUE
                                                      (000)          VALUE
                                                   ------------  ------------

FOREIGN CORPORATE BONDS (continued)

CHILE--0.4%
Celulosa Arauco y Constitucion S.A. 144A
   5.625%, 4/20/15(b)                              $        225  $    224,164

Petropower I Funding Trust 144A 7.36%,
   2/15/14(b)                                               166       160,445
                                                                 ------------
                                                                      384,609
                                                                 ------------

GERMANY--0.2%
Deutsche Telekom International Finance BV
   8.50%, 6/15/10                                           120       136,941

ITALY--0.2%
Telecom Italia Capital S.p.A. 5.25%, 11/15/13               200       201,131

MEXICO--0.6%
Pemex Project Funding Master Trust 144A 5.75%,
   12/15/15(b)                                              500       490,250
-----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $1,372,052)                                        1,361,946
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.6%
(IDENTIFIED COST $83,006,889)                                      83,739,334
-----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--2.4%

COMMERCIAL PAPER--2.4%
Sysco Corp. 3.26%, 8/1/05                                 2,030     2,029,632
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $2,030,000)                                        2,029,632
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--100.0%
(IDENTIFIED COST $85,036,889)                                      85,768,966(a)

Other assets and liabilities, net--0.0%                                34,837
                                                                 ------------
NET ASSETS--100.0%                                               $ 85,803,803
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $1,340,633 and gross depreciation of $1,191,809 for federal income tax purposes. At July 31, 2005, the aggregate cost of securities for federal income tax purposes was $85,620,542.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, these securities amounted to a value of $3,754,654 or 4.4% of net assets.

(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(d) Foreign corporate bonds are determined based on the country in which the security is issued. The country at risk is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

(e) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.

(f)  When-issued security.

(g)  All or a portion segregated as collateral for a when-issued security.

Phoenix High Yield Fund
(Formerly Phoenix-Goodwin High Yield Fund)

                             SCHEDULE OF INVESTMENTS
                                  JULY 31, 2005
                                   (UNAUDITED)

                                                     PAR VALUE
                                                       (000)          VALUE
                                                     ----------    ------------
DOMESTIC CORPORATE BONDS--78.7%

AEROSPACE & DEFENSE--0.3%
L-3 Communications Corp. 144A 6.375%, 10/15/15(b)    $      500    $    508,750

AIRLINES--0.8%
JetBlue Airways Corp. 04-1 7.66%, 3/15/08(d)                919         942,075
JetBlue Airways Corp. 04-2 C 6.368%, 5/15/10(d)             500         500,000
                                                                   ------------
                                                                      1,442,075
                                                                   ------------

AIRPORT SERVICES--0.3%
Worldspan LP/Worldspan Financing Corp. 144A
  9.518%, 2/15/11(b)(d)                                     500         465,000

ALTERNATIVE CARRIERS--0.6%
Time Warner Telecom Holdings, Inc. 7.268%,
  2/15/11(d)                                                500         517,500
Time Warner Telecom, Inc. 10.125%, 2/1/11                   500         515,000
                                                                   ------------
                                                                      1,032,500
                                                                   ------------

APPAREL, ACCESSORIES & LUXURY GOODS--0.3%
Phillips-Van Heusen Corp. 7.25%, 2/15/11                    500         528,750

APPLICATION SOFTWARE--0.6%
Activant Solutions, Inc. 144A 9.504%, 4/1/10(b)(d)        1,000       1,035,000

AUTO PARTS & EQUIPMENT--1.1%
CB Cambridge Industries Liquidating Trust
  Interests 0%, 12/24/05(f)(g)(k)(l)                      5,164           1,033
Mark IV Industries, Inc. 7.50%, 9/1/07                      750         727,500
Tenneco Automotive, Inc. Series B 10.25%, 7/15/13         1,000       1,145,000
                                                                   ------------
                                                                      1,873,533
                                                                   ------------

AUTOMOTIVE RETAIL--0.6%
AutoNation, Inc. 9%, 8/1/08                               1,000       1,107,500

BROADCASTING & CABLE TV--5.2%
Charter Communications Holdings II LLC/Charter
  Communication Holdings II Capital Corp. 10.25%,
  9/15/10                                                   750         778,125
Charter Communications Holdings LLC/Charter
  Communication Holdings Capital Corp. 10%, 4/1/09        1,750       1,443,750

                                                     PAR VALUE
                                                       (000)          VALUE
                                                     ----------    ------------
DOMESTIC CORPORATE BONDS (continued)

BROADCASTING & CABLE TV (CONTINUED)
Charter Communications Holdings LLC/Charter
  Communications Holdings Capital Corp. 9.92%,
  4/1/11(d)                                          $      500    $    393,125
Clear Channel Communications, Inc. 5.50%, 9/15/14           750         702,681
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
  8.375%, 3/15/13                                           455         506,756
Echostar DBS Corp. 6.375%, 10/1/11                        1,000       1,001,250
Emmis Communications Corp. 144A 9.314%,
  6/15/12(b)(d)                                             500         503,125
Insight Midwest LP/Insight Capital, Inc. 10.50%,
  11/1/10                                                 1,000       1,065,000
Liberty Media Corp. 5.70%, 5/15/13                        1,250       1,158,616
Mediacom LLC/Mediacom Capital Corp. 9.50%, 1/15/13          750         770,625
PanAmSat Corp. 9%, 8/15/14                                  487         540,570
                                                                   ------------
                                                                      8,863,623
                                                                   ------------

BUILDING PRODUCTS--0.8%
ACIH, Inc. 144A 0%, 12/15/12(b)(d)                          700         427,000
Ply Gem Industries, Inc. 9%, 2/15/12                      1,000         880,000
                                                                   ------------
                                                                      1,307,000
                                                                   ------------
CASINOS & GAMING--4.6%
American Casino & Entertainment Properties LLC
  7.85%, 2/1/12                                             250         267,500
Boyd Gaming Corp. 6.75%, 4/15/14                            700         727,125
Caesars Entertainment, Inc. 8.125%, 5/15/11               1,250       1,432,812
Herbst Gaming, Inc. 8.125%, 6/1/12                          500         533,750
MGM MIRAGE 8.50%, 9/15/10                                 1,665       1,843,988
Penn National Gaming, Inc. 6.875%, 12/1/11                  370         382,950
Scientific Games Corp. 144A 6.25%, 12/15/12(b)            1,000       1,017,500
Seneca Gaming Corp. 7.25%, 5/1/12                           250         260,625
Seneca Gaming Corp. 144A 7.25%, 5/1/12(b)                   190         198,075
Waterford Gaming LLC 144A 8.625%, 9/15/12(b)              1,180       1,262,600
                                                                   ------------
                                                                      7,926,925
                                                                   ------------
COMMODITY CHEMICALS--0.8%
Lyondell Chemical Co. 9.50%, 12/15/08                     1,350       1,439,437

Phoenix High Yield Fund

                                                     PAR VALUE
                                                       (000)          VALUE
                                                     ----------    ------------
DOMESTIC CORPORATE BONDS (continued)

COMMUNICATIONS EQUIPMENT--0.9%
Corning, Inc. 6.20%, 3/15/16                         $    1,000    $  1,041,598
Lucent Technologies, Inc. 6.45%, 3/15/29                    500         452,500
                                                                   ------------
                                                                      1,494,098
                                                                   ------------

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--1.2%
Case Corp. 7.25%, 1/15/16                                 1,000         987,500
Terex Corp. 9.25%, 7/15/11                                1,000       1,092,500
                                                                   ------------
                                                                      2,080,000
                                                                   ------------

CONSUMER FINANCE--1.8%
Ford Motor Credit Co. 6.625%, 6/16/08(h)                    450         449,546
General Motors Acceptance Corp. 6.125%, 9/15/06(h)        1,000       1,006,859
General Motors Acceptance Corp. 5.625%, 5/15/09           1,000         958,804
General Motors Acceptance Corp. 6.75%, 12/1/14              750         706,413
                                                                   ------------
                                                                      3,121,622
                                                                   ------------

DATA PROCESSING & OUTSOURCED SERVICES--0.4%
SunGard Data Systems, Inc. 144A 8.525%, 8/15/13(b)
  (d)(i)                                                    250         260,312
SunGard Data Systems, Inc. 144A 9.125%, 8/15/13(b)
  (i)                                                       250         260,938
SunGard Data Systems, Inc. 144A 10.25%,
  8/15/15(b)(i)                                             125         130,156
                                                                   ------------
                                                                        651,406
                                                                   ------------

DEPARTMENT STORES--0.7%
Penney (J.C.) Co., Inc. 9%, 8/1/12(h)                     1,000       1,191,021

DIVERSIFIED CHEMICALS--1.7%
Equistar Chemicals LP/Equistar Funding Corp.
  10.125%, 9/1/08                                           700         773,500
Huntsman LLC 10.849%, 7/15/11 (d)                           500         541,250
ISP Holdings, Inc. Series B 10.625%, 12/15/09             1,500       1,608,750
                                                                   ------------
                                                                      2,923,500
                                                                   ------------

DIVERSIFIED COMMERCIAL SERVICES--1.1%
Adesa, Inc. 7.625%, 6/15/12                                 500         512,500
Coinmach Corp. 9%, 2/1/10                                   702         730,080
Mobile Mini, Inc. 9.50%, 7/1/13                             500         561,250
                                                                   ------------
                                                                      1,803,830
                                                                   ------------

DIVERSIFIED METALS & MINING--0.5%
Glencore Funding LLC 144A 6%, 4/15/14(b)                    850         814,548

                                                     PAR VALUE
                                                       (000)          VALUE
                                                     ----------    ------------
DOMESTIC CORPORATE BONDS (continued)

DRUG RETAIL--0.9%
NeighborCare, Inc. 6.875%, 11/15/13                  $    1,000    $  1,095,000
Rite Aid Corp. 8.125%, 5/1/10                               200         207,250
Rite Aid Corp. 9.25%, 6/1/13                                300         299,250
                                                                   ------------
                                                                      1,601,500
                                                                   ------------
ELECTRIC UTILITIES--2.1%
Allegheny Energy Supply Co. LLC 7.80%, 3/15/11              500         548,750
Midwest Generation LLC 8.75%, 5/1/34                      1,000       1,125,000
MSW Energy Holdings II LLC/MSW Energy Finance Co.
  II, Inc. Series B 7.375%, 9/1/10                          325         339,625
MSW Energy Holdings LLC/MSW Energy Finance Co.,
  Inc. 8.50%, 9/1/10                                        750         810,000
Reliant Energy, Inc. 9.25%, 7/15/10                         700         770,000
                                                                   ------------
                                                                      3,593,375
                                                                   ------------
ELECTRICAL COMPONENTS & EQUIPMENT--0.6%
Polypore, Inc. 8.75%, 5/15/12                             1,000         972,500

ELECTRONIC EQUIPMENT MANUFACTURERS--0.3%
Itron, Inc. 7.75%, 5/15/12                                  500         521,250

ELECTRONIC MANUFACTURING SERVICES--0.4%
Sanmina-SCI Corp. 6.75%, 3/1/13                             750         725,625

ENVIRONMENTAL & FACILITIES SERVICES--0.6%
Allied Waste NA 7.875%, 4/15/13                             350         365,750
Allied Waste NA Series B 9.25%, 9/1/12                      667         731,199
                                                                   ------------
                                                                      1,096,949
                                                                   ------------

FERTILIZERS & AGRICULTURAL CHEMICALS--1.0%
IMC Global, Inc. 10.875%, 8/1/13                          1,000       1,183,750
Scotts Miracle-Gro Co. (The) 6.625%, 11/15/13               500         517,500
                                                                   ------------
                                                                      1,701,250
                                                                   ------------

FOOD RETAIL--0.9%
Ahold Finance USA, Inc. 8.25%, 7/15/10                      500         552,500
Couche-Tard U.S. LP/Couche-Tard Finance Corp.
  7.50%, 12/15/13                                           335         356,775
Delhaize America, Inc. 8.125%, 4/15/11                      500         560,123
                                                                   ------------
                                                                      1,469,398
                                                                   ------------

HEALTH CARE EQUIPMENT--0.6%
Fisher Scientific International, Inc. 144A 6.125%,
  7/1/15(b)                                               1,100       1,111,000

HEALTH CARE FACILITIES--3.5%
Concentra Operating Corp. 9.125%, 6/1/12                    500         532,500

Phoenix High Yield Fund

                                                     PAR VALUE
                                                       (000)          VALUE
                                                     ----------    ------------
DOMESTIC CORPORATE BONDS (continued)

HEALTH CARE FACILITIES (CONTINUED)
HCA, Inc. 5.25%, 11/6/08                             $      900    $    897,553
HCA, Inc. 5.50%, 12/1/09                                    500         499,006
HCA, Inc. 6.95%, 5/1/12                                     900         951,547
HCA, Inc. 6.30%, 10/1/12                                    250         255,335
HealthSouth Corp. 10.75%, 10/1/08                           500         522,500
HealthSouth Corp. 7.625%, 6/1/12                            500         492,500
IASIS Healthcare LLC/ IASIS Capital Corp. 8.75%,
  6/15/14                                                   500         546,875
Select Medical Corp. 144A 7.625%, 2/1/15(b)                 500         496,250
Tenet Healthcare Corp. 9.875%, 7/1/14                       700         752,500
                                                                   ------------
                                                                      5,946,566
                                                                   ------------

HEALTH CARE SERVICES--1.0%
DaVita, Inc. 144A 7.25%, 3/15/15(b)                         750         780,000
Psychiatric Solutions, Inc. 144A 7.75%, 7/15/15(b)          375         384,375
US Oncology Holdings, Inc. 144A 8.62%, 3/15/15(b)(d)        500         481,250
                                                                   ------------
                                                                      1,645,625
                                                                   ------------

HOMEBUILDING--2.0%
Horton (D.R.), Inc. 5.25%, 2/15/15                          585         569,422
K. Hovnanian Enterprises, Inc. 7.75%, 5/15/13             1,500       1,597,500
Technical Olympic USA, Inc. 7.50%, 1/15/15                  750         693,750
WCI Communities, Inc. 10.625%, 2/15/11                      500         541,250
                                                                   ------------
                                                                      3,401,922
                                                                   ------------

HOTELS, RESORTS & CRUISE LINES--1.1%
La Quinta Properties, Inc. 7%, 8/15/12                      420         436,800
Royal Caribbean Cruises Ltd. 6.875%, 12/1/13                750         808,125
Starwood Hotels & Resorts Worldwide, Inc. 7.875%,
  5/1/12                                                    500         562,500
                                                                   ------------
                                                                      1,807,425
                                                                   ------------

HOUSEHOLD PRODUCTS--0.6%
JohnsonDiversey, Inc. Series B 9.625%, 5/15/12            1,000       1,027,500

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--3.1%
AES Corp. (The) 9.50%, 6/1/09                               943       1,056,160
AES Corp. (The) 144A 8.75%, 5/15/13(b)                    1,000       1,112,500
Calpine Corp. 144A 8.75%, 7/15/13(b)                      1,500       1,106,250
Dynegy Holdings, Inc. 6.875%, 4/1/11                      1,000       1,007,500
TXU Corp. 144A 4.80%, 11/15/09(b)                           500         492,506
TXU Corp. 144A 5.55%, 11/15/14(b)                           500         489,938
                                                                   ------------
                                                                      5,264,854
                                                                   ------------

                                                     PAR VALUE
                                                       (000)           VALUE
                                                     ----------    ------------
DOMESTIC CORPORATE BONDS (continued)

INTEGRATED TELECOMMUNICATION SERVICES--5.0%
AT&T Corp. 9.05%, 11/15/11                           $    1,500     $ 1,719,375
Citizens Communications Co. 9.25%, 5/15/11                1,000       1,122,500
MCI, Inc. 7.688%, 5/1/09                                  1,000       1,045,000
MCI, Inc. 8.735%, 5/1/14                                  1,000       1,127,500
Qwest Communications International, Inc. 7.268%,
  2/15/09(d)                                              1,000         997,500
Qwest Corp. 7.875%, 9/1/11                                  500         523,750
Qwest Corp. 8.875%, 3/15/12                               1,000       1,100,000
Qwest Services Corp. 13.50%, 12/15/10                       750         866,250
                                                                   ------------
                                                                      8,501,875
                                                                   ------------

INVESTMENT BANKING & BROKERAGE--0.3%
Refco Finance Holdings LLC 9%, 8/1/12                       500         542,500

MANAGED HEALTH CARE--0.6%
Coventry Health Care, Inc. 5.875%, 1/15/12                  500         515,000
Coventry Health Care, Inc. 6.125%, 1/15/15                  500         512,500
                                                                   ------------
                                                                      1,027,500
                                                                   ------------

MARINE--0.2%
Horizon Lines LLC 144A 9%, 11/1/12(b)                       250         269,375

METAL & GLASS CONTAINERS--0.9%
Owens-Brockway Glass Container, Inc. 7.75%, 5/15/11       1,500       1,597,500

MULTI-UTILITIES--0.8%
CMS Energy Corp. 7.50%, 1/15/09                             750         793,125
TECO Energy, Inc. 7.20%, 5/1/11                             500         545,000
                                                                   ------------
                                                                      1,338,125
                                                                   ------------

OFFICE ELECTRONICS--0.8%
Xerox Corp. 6.875%, 8/15/11                               1,250       1,312,500

OFFICE SERVICES & SUPPLIES--0.3%
Williams Scotsman, Inc. 10%, 8/15/08                        500         547,500

OIL & GAS EQUIPMENT & SERVICES--1.1%
Hornbeck Offshore Services, Inc. Series B 6.125%,
  12/1/14                                                   225         228,937
SESI LLC 8.875%, 5/15/11                                  1,500       1,601,250
                                                                   ------------
                                                                      1,830,187
                                                                   ------------

OIL & GAS EXPLORATION & PRODUCTION--3.2%
Chesapeake Energy Corp. 6.375%, 6/15/15                     125         129,062
Chesapeake Energy Corp. 6.875%, 1/15/16                   1,000       1,042,500
Denbury Resources, Inc. 7.50%, 4/1/13                     1,000       1,067,500

Phoenix High Yield Fund

                                                       PAR VALUE
                                                         (000)          VALUE
                                                       ---------     -----------
DOMESTIC CORPORATE BONDS (continued)

OIL & GAS EXPLORATION & PRODUCTION (CONTINUED)
Forest Oil Corp. 8%, 12/15/11                          $   1,000     $ 1,105,000
Pioneer Natural Resource Co. 5.875%, 7/15/16(h)            1,000       1,014,887
Stone Energy Corp. 6.75%, 12/15/14                           500         497,500
Swift Energy Co. 7.625%, 7/15/11                             500         525,000
                                                                     -----------
                                                                       5,381,449
                                                                     -----------

OIL & GAS REFINING, MARKETING & TRANSPORTATION--1.4%
CITGO Petroleum Corp. 6%, 10/15/11                           900         909,000
Premcor Refining Group, Inc. (The) 7.75%, 2/1/12             335         364,313
Premcor Refining Group, Inc. (The) 6.75%, 5/1/14           1,000       1,070,000
                                                                     -----------
                                                                       2,343,313
                                                                     -----------

OIL & GAS STORAGE & TRANSPORTATION--3.8%
El Paso Corp. 7.875%, 6/15/12                              1,500       1,582,500
Pacific Energy Partners LP/ Pacific Energy Finance
   Corp. 7.125%, 6/15/14                                     625         664,063
Teekay Shipping Corp. 8.875%, 7/15/11                      1,450       1,671,125
Williams Cos., Inc. (The) 7.75%, 6/15/31                   2,300       2,622,000
                                                                     -----------
                                                                       6,539,688
                                                                     -----------

OTHER DIVERSIFIED FINANCIAL SERVICES--1.7%
American Real Estate Partners LP/American Real
   Estate Finance Corp. 8.125%, 6/1/12                     1,000       1,060,000
AMR HoldCo, Inc./EMCare HoldCo, Inc. 144A 10%,
   2/15/15(b)                                                250         268,750
Huntsman Advanced Materials LLC 11%, 7/15/10               1,170       1,336,725
Universal City Florida Holdings Co. I 8.375%, 5/1/10         250         263,750
                                                                     -----------
                                                                       2,929,225
                                                                     -----------
PACKAGED FOODS & MEATS--1.5%
Del Monte Corp. 8.625%, 12/15/12                             850         939,250
Dole Food Co., Inc. 8.875%, 3/15/11(h)                       427         460,093
Pilgrim's Pride Corp. 9.25%, 11/15/13                      1,100       1,240,250
                                                                     -----------
                                                                       2,639,593
                                                                     -----------
PAPER PACKAGING--1.2%
BWAY Corp. 10%, 10/15/10                                   1,000       1,067,500
Jefferson Smurfit Corp. 8.25%, 10/1/12                       900         911,250
                                                                     -----------
                                                                       1,978,750
                                                                     -----------
PAPER PRODUCTS--1.9%
Appleton Papers, Inc. Series B 9.75%, 6/15/14                500         482,500
Bowater, Inc. 6.41%, 3/15/10(d)                              635         650,875
Georgia-Pacific Corp. 8.125%, 5/15/11                        750         845,625

                                                       PAR VALUE
                                                         (000)          VALUE
                                                       ---------     -----------
DOMESTIC CORPORATE BONDS (continued)

PAPER PRODUCTS (CONTINUED)
Georgia-Pacific Corp. 8%, 1/15/24                      $     750     $   858,750
Solo Cup Co. 8.50%, 2/15/14                                  500         481,250
                                                                     -----------
                                                                       3,319,000
                                                                     -----------
PERSONAL PRODUCTS--0.1%
Leiner Health Products, Inc. 11%, 6/1/12                     250         240,000

PHARMACEUTICALS--0.1%
Mylan Laboratories, Inc. 144A 5.75%, 8/15/10(b)              150         150,375

PROPERTY & CASUALTY INSURANCE--0.7%
First America Capital Trust I 8.50%, 4/15/12               1,000       1,127,079

PUBLISHING & PRINTING--2.3%
Cadmus Communications Corp. 8.375%, 6/15/14                  500         521,250

Dex Media West LLC/Dex Media Finance Co.
   Series B 8.50%, 8/15/10                                   400         435,000
Dex Media West LLC/Dex Media West Finance Co.
   Series B 9.875%, 8/15/13                                1,008       1,154,160
Dex Media, Inc. 0%, 11/15/13(d)                            1,525       1,258,125
WDAC Subsidiary Corp. 144A 8.50%, 12/1/14 (b)                500(j)      585,004
                                                                     -----------
                                                                       3,953,539
                                                                     -----------

REITS--0.9%
Host Marriott LP Series O 6.375%, 3/15/15                  1,200       1,194,000
Ventas Realty LP/Cap Corp. 144A 7.125%, 6/1/15(b)            250         265,625
                                                                     -----------
                                                                       1,459,625
                                                                     -----------

SPECIALIZED CONSUMER SERVICES--0.3%
Stewart Enterprises, Inc. 144A 6.25%, 2/15/13(b)             500         491,875

SPECIALIZED FINANCE--0.3%
RMCC Acquisition Co. 144A 9.50%, 11/1/12(b)                  500         497,500

SPECIALTY CHEMICALS--0.5%
Crompton Corp. 9.875%, 8/1/12                                500         578,750
Lubrizol Corp. 5.50%, 10/1/14                                200         203,366
                                                                     -----------
                                                                         782,116
                                                                     -----------

SPECIALTY STORES--0.2%
Toys 'R' Us, Inc. 7.375%, 10/15/18                           500         406,250

STEEL--1.5%
California Steel Industries, Inc. 6.125%, 3/15/14          1,000         937,500
Steel Dynamics, Inc. 9.50%, 3/15/09                        1,450       1,555,125
                                                                     -----------
                                                                       2,492,625
                                                                     -----------

Phoenix High Yield Fund

                                                       PAR VALUE
                                                         (000)        VALUE
                                                       ---------   -------------
DOMESTIC CORPORATE BONDS (continued)

TOBACCO--0.6%
Reynolds (R.J.) Tobacco Holdings, Inc. 144A 6.50%,
   7/15/10(b)                                          $     415   $     415,000
Reynolds (R.J.) Tobacco Holdings, Inc. 144A 7.30%,
   7/15/15(b)                                                650         661,375
                                                                   -------------
                                                                       1,076,375
                                                                   -------------

TRADING COMPANIES & DISTRIBUTORS--1.2%
TransDigm, Inc. 8.375%, 7/15/11                            1,000       1,070,000
United Rentals North America, Inc. 7%, 2/15/14             1,000         947,500
                                                                   -------------
                                                                       2,017,500
                                                                   -------------

WIRELESS TELECOMMUNICATION SERVICES--2.3%
American Tower Corp. 7.125%, 10/15/12                        250         265,000
Dobson Communications Corp. 8.875%, 10/1/13                  800         802,000
iPCS, Inc. 11.50%, 5/1/12                                    500         570,000
Nextel Communications, Inc. 6.875%, 10/31/13               1,250       1,342,188
Rural Cellular Corp. 9.75%, 1/15/10                          500         500,625
Triton PCS, Inc. 9.375%, 2/1/11                              500         360,000
                                                                   -------------
                                                                       3,839,813
                                                                   -------------
--------------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $129,627,361)                                       134,129,609
--------------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--1.6%

Bear Stearns Asset Backed Securities Net Interest
   Margin 03-HE1N, N2 144A 6.50%, 10/25/05(b)                500         490,234
Bear Stearns Asset Backed Securities Net Interest
   Margin 04-HE1N, A2 144A 5.50%, 2/25/34(b)                 500         469,766
Bear Stearns Asset Backed Securities Net Interest
   Margin 04-HE5N, A3 5%, 7/25/34                            500         467,500
First Franklin Net Interest Margin Trust 04-FF7A B
   144A 6.75%, 9/27/34(b)                                    345         342,020
GSAMP Trust Net Interest Margin 04-1, N1 144A
   5.50%, 9/25/34(b)                                         384         383,880
Park Place Securities Net Interest Margin Trust
   04-MCW1 B 144A 7.385%, 9/25/34(b)                         600         601,781
--------------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $2,755,270)                                           2,755,181
--------------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--1.2%

PERU--0.4%
Republic of Peru 7.35%, 7/21/25                              735         735,000

TURKEY--0.5%
Republic of Turkey 7.25%, 3/15/15                            750         772,950

                                                       PAR VALUE
                                                         (000)         VALUE
                                                       ---------   -------------
FOREIGN GOVERNMENT SECURITIES (continued)

VENEZUELA--0.3%
Republic of Venezuela 10.75%, 9/19/13                  $     500   $     581,750
--------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $2,105,210)                                           2,089,700
--------------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(c)--11.7%

BERMUDA--0.5%
Intelsat Bermuda Ltd. 144A 8.625%, 1/15/15(b)                250         267,500
Intelsat Ltd. 6.50%, 11/1/13                                 750         618,750
                                                                   -------------
                                                                         886,250
                                                                   -------------
BRAZIL--1.0%
CSN Islands VIII Corp. 144A 9.75%, 12/16/13(b)               500         535,000
Petrobras International Finance Co. 9.125%, 7/2/13         1,000       1,140,000
                                                                   -------------
                                                                       1,675,000
                                                                   -------------
CANADA--4.2%
Abitibi-Consolidated, Inc. 8.375%, 4/1/15                    750         783,750
Cascades, Inc. 7.25%, 2/15/13                              1,450       1,457,250
CHC Helicopter Corp. 7.375%, 5/1/14                        1,300       1,321,125
Norske Skog Canada Ltd. 7.375%, 3/1/14                       840         835,800
Nova Chemicals Corp. 6.50%, 1/15/12                          300         299,625
Novelis, Inc. 144A 7.25%, 2/15/15(b)                         400         411,000
Rogers Cable, Inc. 5.50%, 3/15/14                            500         480,000
Rogers Wireless Communications, Inc. 7.25%, 12/15/12         115         123,912
Rogers Wireless Communications, Inc. 8%, 12/15/12            600         649,500
Rogers Wireless Communications, Inc. 6.375%, 3/1/14          700         714,000
                                                                   -------------
                                                                       7,075,962
                                                                   -------------
CHILE--0.5%
Enersis SA 7.375%, 1/15/14                                   750         799,438

FRANCE--0.3%
Compagnie Generale de Geophysique 144A 7.50%,
   5/15/15(b)                                                500         525,000

INDIA--0.4%
Vedanta Resources plc 144A 6.625%, 2/22/10(b)                750         740,985

IRELAND--0.6%
JSG Funding plc 9.625%, 10/1/12                            1,000       1,015,000

Phoenix High Yield Fund

                                                       PAR VALUE
                                                         (000)          VALUE
                                                       ---------     -----------
FOREIGN CORPORATE BONDS (continued)

KAZAKHSTAN--0.3%
Kazkommerts International BV RegS 8.50%, 4/16/13(e)    $     500     $   532,500

LUXEMBOURG--0.4%
Lighthouse International Co. SA 144A 8%, 4/30/14(b)          500(j)      630,471

MEXICO--1.2%
Innova S de R.L. 9.375%, 9/19/13                           1,000       1,135,000
Pemex Project Funding Master Trust 144A 5.75%,
   12/15/15(b)                                             1,000         980,500
                                                                     -----------
                                                                       2,115,500
                                                                     -----------

POLAND--0.0%
Poland Telecom Finance BV Series B 14%, 12/1/07(f)
   (g)(k)(l)                                               4,942          61,770

RUSSIA--0.7%
Gazprom OAO 144A 9.625%, 3/1/13(b)                           500         610,000
Mobile Telesystems Finance SA RegS 8.375%,
   10/14/10(e)                                               500         524,600
                                                                     -----------
                                                                       1,134,600
                                                                     -----------

SINGAPORE--0.3%
Chartered Semiconductor CSM 5.75%, 8/3/10(i)                 450         445,032

SWEDEN--0.9%
Stena AB 9.625%, 12/1/12                                     950       1,050,938
Stena AB 7%, 12/1/16                                         500         480,625
                                                                     -----------
                                                                       1,531,563
                                                                     -----------
UNITED STATES--0.4%
Crown European Holdings SA 10.25%, 3/1/11                    500(j)      690,336
--------------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $24,047,321)                                         19,859,407
--------------------------------------------------------------------------------

DOMESTIC CONVERTIBLE BONDS--0.6%

ELECTRONIC EQUIPMENT MANUFACTURERS--0.6%
SCI Systems, Inc. Cv. 3%, 3/15/07                          1,000         943,750
--------------------------------------------------------------------------------
TOTAL DOMESTIC CONVERTIBLE BONDS
(IDENTIFIED COST $979,448)                                               943,750
--------------------------------------------------------------------------------

LOAN AGREEMENTS--1.0%

BROADCASTING & CABLE TV--0.6%
Charter Communications Operating LLC Tranche
   Loan B 6.90%, 4/27/11(d)(i)                             1,000         996,250

                                                       PAR VALUE
                                                         (000)         VALUE
                                                       ---------   -------------
LOAN AGREEMENTS (continued)

HEALTH CARE SERVICES--0.1%
Psychiatric Solutions, Inc. Tranche Loan 5.359%,
   7/1/12(d)(i)                                        $     250   $     253,438

INTEGRATED TELECOMMUNICATION SERVICES--0.3%
NTELOS, Inc. Tranche Loan 8.301%, 2/24/12(d)                 500         492,500
--------------------------------------------------------------------------------
TOTAL LOAN AGREEMENTS
(IDENTIFIED COST $1,749,220)                                           1,742,188
--------------------------------------------------------------------------------

                                                        SHARES
                                                       ---------
DOMESTIC PREFERRED STOCKS--0.0%

INTEGRATED TELECOMMUNICATION SERVICES--0.0%
McLeod USA, Inc. Series A Pfd. 2.50%(k)                    6,727           1,345
--------------------------------------------------------------------------------
TOTAL DOMESTIC PREFERRED STOCKS
(IDENTIFIED COST $47,089)                                                  1,345
--------------------------------------------------------------------------------

DOMESTIC COMMON STOCKS--0.0%

COMMERCIAL PRINTING--0.0%
Sullivan Holdings, Inc. Class C(f)(g)(k)                      76               0
--------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $357,881)                                                     0
--------------------------------------------------------------------------------

WARRANTS--0.0%

COMMUNICATIONS EQUIPMENT--0.0%
Loral Space & Communications, Inc. Strike $0.14,
   1/15/07(f)(k)                                           8,000               0

INTEGRATED TELECOMMUNICATION SERVICES--0.0%
McLeod USA, Inc. Strike $1.36, 4/16/07(k)                 14,906              82
--------------------------------------------------------------------------------
TOTAL WARRANTS
(IDENTIFIED COST $5,217)                                                      82
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--94.8%
(IDENTIFIED COST $161,674,017)                                       161,521,262
--------------------------------------------------------------------------------

                                                       PAR VALUE
                                                         (000)
                                                       ---------
SHORT-TERM INVESTMENTS--5.0%

COMMERCIAL PAPER--5.0%
Sysco Corp. 3.26%, 8/1/05                             $    3,305       3,304,402
Honeywell International, Inc. 3.25%, 8/10/05               2,750       2,747,269
Sysco Corp. 3.30%, 8/15/05                                 2,500       2,496,333
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $8,549,557)                                           8,548,004
--------------------------------------------------------------------------------

Phoenix High Yield Fund

TOTAL INVESTMENTS--99.8%
(IDENTIFIED COST $170,223,574)                                    170,069,266(a)

Other assets and liabilities, net--0.2%                               321,445
                                                                -------------
NET ASSETS--100.0%                                              $ 170,390,711
                                                                =============

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $6,341,175 and gross depreciation of $7,012,251 for federal income tax purposes. At July 31, 2005, the aggregate cost of securities for federal income tax purposes was $170,740,342.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, these securities amounted to a value of $23,930,089 or 14.0 % of net assets.

(c) Foreign corporate bonds are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

(d) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(e) Regulation S Security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 & 904 of the Securities Act of 1933.

(f) Illiquid. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At July 31, 2005, these securities amounted to a value of $62,803 or 0% of net assets.

(g) Restricted security. For acquisition information, see Note 3 "Illiquid and Restricted Securities" in the Notes to Schedules of Investments.

(h)   All or a portion segregated as collateral for delayed delivery securities.

(i)   This security has a delayed delivery settlement date.

(j)   Par value represents Euro.

(k)   Non-income producing.

(l)   Security in default.

Phoenix Mid-Cap Growth Fund
(Formerly Phoenix-Engemann Mid-Cap Growth Fund)

                             SCHEDULE OF INVESTMENTS
                                  JULY 31, 2005
                                   (UNAUDITED)

                                                      SHARES         VALUE
                                                   ------------ -------------
DOMESTIC COMMON STOCKS--93.8%

AEROSPACE & DEFENSE--1.6%
Precision Castparts Corp.                                30,000 $   2,699,400

AIR FREIGHT & COURIERS--2.7%
Expeditors International of Washington, Inc.             80,000     4,404,000

APPAREL, ACCESSORIES & LUXURY GOODS--1.1%
Coach, Inc.(e)                                           50,000     1,755,500

APPLICATION SOFTWARE--9.0%
Autodesk, Inc.                                          135,000     4,615,650
Citrix Systems, Inc.(e)                                  50,000     1,191,500
Macromedia, Inc.(e)                                     100,000     4,015,000
Mercury Interactive Corp.(e)                             75,000     2,952,750
NAVTEQ Corp.(e)                                          50,000     2,198,500
                                                                -------------
                                                                   14,973,400
                                                                -------------

AUTOMOTIVE RETAIL--1.7%
Advance Auto Parts, Inc.(e)                              40,000     2,758,400

BIOTECHNOLOGY--0.8%
ImClone Systems, Inc.(e)                                 40,000     1,388,000

BROADCASTING & CABLE TV--2.0%
Univision Communications, Inc. Class A(e)               120,000     3,393,600

CASINOS & GAMING--5.9%
Boyd Gaming Corp.                                        60,000     3,146,400
MGM Mirage(e)                                            50,000     2,272,500
Station Casinos, Inc.                                    60,000     4,407,000
                                                                -------------
                                                                    9,825,900
                                                                -------------

COMMUNICATIONS EQUIPMENT--1.7%
Avaya, Inc.(d)(e)                                       280,000     2,892,400

COMPUTER STORAGE & PERIPHERALS--0.9%
QLogic Corp.(d)(e)                                       50,000     1,552,500

CONSUMER FINANCE--1.1%
First Marblehead Corp. (The)(d)(e)                       55,000     1,911,250

DIVERSIFIED COMMERCIAL SERVICES--4.6%
Corporate Executive Board Co. (The)                      95,000     7,664,600

ELECTRONIC EQUIPMENT MANUFACTURERS--0.8%
Symbol Technologies, Inc.                               110,000     1,280,400

GENERAL MERCHANDISE STORES--2.0%
Dollar General Corp.                                    165,000     3,352,800

                                                      SHARES         VALUE
                                                   ------------ -------------
DOMESTIC COMMON STOCKS (continued)

HEALTH CARE EQUIPMENT--5.9%
Beckman Coulter, Inc.                                    30,000 $   1,630,200
Kinetic Concepts, Inc.(e)                                80,000     4,797,600
Varian Medical Systems, Inc.(e)                          85,000     3,337,100
                                                                -------------
                                                                    9,764,900
                                                                -------------

HEALTH CARE FACILITIES--2.4%
Triad Hospitals, Inc.(e)                                 80,000     3,973,600

HEALTH CARE SERVICES--6.7%
Accredo Health, Inc.(d)(e)                               40,000     1,810,800
Express Scripts, Inc.(e)                                 50,000     2,615,000
Laboratory Corporation of America Holdings(e)            35,000     1,773,450
Medco Health Solutions, Inc.(e)                          60,000     2,906,400
Quest Diagnostics, Inc.                                  40,000     2,053,600
                                                                -------------
                                                                   11,159,250
                                                                -------------

HOMEBUILDING--0.9%
Hovnanian Enterprises, Inc. Class A(d)(e)                20,000     1,413,600

HOMEFURNISHING RETAIL--1.1%
Bed Bath & Beyond, Inc.(e)                               40,000     1,836,000

HUMAN RESOURCES & EMPLOYMENT SERVICES--3.5%
Manpower, Inc.                                           45,000     2,151,000
Monster Worldwide, Inc.(d)(e)                           120,000     3,644,400
                                                                -------------
                                                                    5,795,400
                                                                -------------

LEISURE PRODUCTS--1.2%
Polaris Industries, Inc.                                 35,000     1,935,500

MOVIES & ENTERTAINMENT--2.1%
DreamWorks Animation SKG, Inc. Class A(e)                90,000     2,119,500
Regal Entertainment Group Class A(d)                     70,000     1,351,700
                                                                -------------
                                                                    3,471,200
                                                                -------------

OIL & GAS EXPLORATION & PRODUCTION--2.4%
Pioneer Natural Resources Co.                            61,000     2,643,130
XTO Energy, Inc.                                         40,000     1,403,600
                                                                -------------
                                                                    4,046,730
                                                                -------------

OTHER DIVERSIFIED FINANCIAL SERVICES--0.6%
CapitalSource, Inc.(d)(e)                                50,000       979,000

PERSONAL PRODUCTS--1.5%
Estee Lauder Cos., Inc. (The) Class A                    65,000     2,544,100

Phoenix Mid-Cap Growth Fund

                                                      SHARES         VALUE
                                                   ------------ -------------

DOMESTIC COMMON STOCKS (continued)

PHARMACEUTICALS--6.3%
Barr Pharmaceuticals, Inc.(e)                            80,000 $   3,793,600
Medicis Pharmaceutical Corp. Class A                     80,000     2,713,600
Sepracor, Inc.(e)                                        55,000     2,879,250
Valeant Pharmaceuticals International                    55,000     1,085,150
                                                                -------------
                                                                   10,471,600
                                                                -------------

RESTAURANTS--4.7%
Applebee's International, Inc.(d)                       125,000     3,313,750
Cheesecake Factory, Inc. (The)(d)(e)                    125,000     4,470,000
                                                                -------------
                                                                    7,783,750
                                                                -------------

SEMICONDUCTORS--8.5%
Altera Corp.(e)                                         135,000     2,952,450
Microchip Technology, Inc.                              120,000     3,728,400
National Semiconductor Corp.                            170,000     4,200,700
Xilinx, Inc.                                            115,000     3,260,250
                                                                -------------
                                                                   14,141,800
                                                                -------------

SPECIALIZED CONSUMER SERVICES--2.1%
Block (H&R), Inc.                                        35,000     1,993,600
Weight Watchers International, Inc.(d)(e)                25,000     1,420,500
                                                                -------------
                                                                    3,414,100
                                                                -------------

SPECIALIZED FINANCE--1.1%
CIT Group, Inc.                                          40,000     1,765,600

SPECIALTY STORES--3.4%
PETsMART, Inc.                                          100,000     2,975,000
Tiffany & Co.                                            80,000     2,722,400
                                                                -------------
                                                                    5,697,400
                                                                -------------

SYSTEMS SOFTWARE--1.1%
Novell, Inc.(d)(e)                                      300,000     1,824,000

TRADING COMPANIES & DISTRIBUTORS--2.4%
Fastenal Co.(d)                                          60,000     3,938,400
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $125,885,828)                                    155,808,080
-----------------------------------------------------------------------------



                                                      SHARES         VALUE
                                                   ------------ -------------

FOREIGN  COMMON STOCKS(b)--5.6%

HOME ENTERTAINMENT SOFTWARE--0.6%
Shanda Interactive Entertainment Ltd.
  (China)(d) (e)                                         30,000       981,297

INVESTMENT BANKING & BROKERAGE--2.2%
Lazard Ltd. Class A (United States)(d)                  155,000     3,698,300

SEMICONDUCTORS--2.8%
ARM Holdings plc Sponsored ADR (United Kingdom)(d)      295,000 $   1,873,250
Marvell Technology Group Ltd. (Japan)(e)                 65,000     2,839,850
                                                                -------------
                                                                    4,713,100
                                                                -------------
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $6,249,868)                                        9,392,697
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.4%
(IDENTIFIED COST $132,135,696)                                    165,200,777
-----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--5.4%

MONEY MARKET MUTUAL FUNDS--4.4%
AIM Short-Term Investment Trust Liquid Assets
  Portfolio-Institutional Shares (3.19% seven day
  effective yield)(c)                                   407,523       407,523
AIM Short-Term Investment Trust Prime Assets
  Portfolio - Institutional Shares (3.21%
  effective seven day    yield)(c)                    2,863,191     2,863,191
AIM Short-Term Investment Trust Treasury Assets
  Portfolio-Institutional Shares (3.08% seven day
  effective yield)(c)                                 4,000,001     4,000,001
                                                                -------------
                                                                    7,270,715
                                                                -------------

                                                    PAR VALUE
                                                      (000)          VALUE
                                                   ------------ -------------
COMMERCIAL PAPER--1.0%
Clipper Receivables Co. LLC 3.28%, 8/1/05           $     1,685     1,684,693
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $8,955,715)                                        8,955,408
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--104.8%
(IDENTIFIED COST $141,091,411)                                    174,156,185(a)

Other assets and liabilities, net--(4.8)%                          (7,975,432)
                                                                -------------
NET ASSETS--100.0%                                              $ 166,180,753
                                                                =============

Phoenix Mid-Cap Growth Fund

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $38,154,441 and gross depreciation of $5,373,610 for federal income tax purposes. At July 31, 2005, the aggregate cost of securities for federal income tax purposes was $141,375,354.

(b) Foreign common stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

(c) Represents security purchased with cash collateral received for securities on loan.

(d)   All or a portion of security is on loan.

(e)   Non-income producing.

Phoenix Money Market Fund
(Formerly Phoenix-Goodwin Money Market Fund)

                             SCHEDULE OF INVESTMENTS
                                  JULY 31, 2005
                                   (UNAUDITED)


 FACE
 VALUE                                   INTEREST    MATURITY
 (000)            DESCRIPTION              RATE        DATE            VALUE
 -----            -----------            --------    --------          -----

FEDERAL AGENCY SECURITIES(d)--8.6%
  2,500  FHLB                               1.50      8/19/05       $2,497,966
  2,500  FHLB                               2.13       9/1/05        2,499,779
  2,500  FHLMC                              2.88      9/15/05        2,500,289
  2,500  FHLB(c)                            3.31      9/16/05        2,467,821
------------------------------------------------------------------------------
TOTAL FEDERAL AGENCY SECURITIES                                      9,965,855
------------------------------------------------------------------------------

FEDERAL AGENCY SECURITIES--VARIABLE(c)--3.9%

    178  SBA (Final Maturity 1/25/21)       3.75       8/1/05          177,442

    632  SBA (Final Maturity 3/25/24)       3.63       8/1/05          625,141

    719  SBA (Final Maturity 10/25/22)      3.75      10/1/05          718,349

    807  SBA (Final Maturity 11/25/21)      3.88      10/1/05          806,410

    413  SBA (Final Maturity 2/25/23)       3.75      10/1/05          413,188

    492  SBA (Final Maturity 2/25/23)       3.75      10/1/05          492,279

    243  SBA (Final Maturity 5/25/21)       3.75      10/1/05          242,628

  1,039  SBA (Final Maturity 9/25/23)       3.63      10/1/05        1,038,815

------------------------------------------------------------------------------

TOTAL FEDERAL AGENCY SECURITIES--VARIABLE                            4,514,252
------------------------------------------------------------------------------


                                         DISCOUNT
                                           RATE
                                         --------

COMMERCIAL PAPER--79.5%
  2,130  Alpine Securitization Corp.        3.28       8/1/05        2,130,000
  2,000  CIT Group, Inc.                    3.15       8/1/05        2,000,000
  1,500  Golden Peanut Co. LLC              3.25       8/1/05        1,500,000
  1,810  Merrill Lynch & Co.                3.28       8/1/05        1,810,000
  1,000  Danske Corp.                       3.13       8/2/05          999,913
  1,636  George Street Finance LLC          3.29       8/2/05        1,635,851
  2,000  International Lease
          Finance Corp.                     3.25       8/2/05        1,999,819
  2,500  Verizon Network Funding
          Corp.                             3.28       8/3/05        2,499,544
  1,500  CAFCO LLC                          3.26       8/4/05        1,499,593
    885  Cargill, Inc.                      3.25       8/5/05          884,680
    370  Clipper Receivables Co. LLC        3.27       8/5/05          369,866
  2,300  UBS Finance Delaware LLC           3.17       8/8/05        2,298,585
  2,500  UBS Finance Delaware LLC           3.26       8/8/05        2,498,415
  1,000  UBS Finance Delaware LLC           3.27       8/8/05          999,364
  1,000  BellSouth Corp.                    3.25       8/9/05          999,278
  1,455  CAFCO LLC                          3.16       8/9/05        1,453,978
  2,220  Honeywell International,
          Inc.                              3.27       8/9/05        2,218,387


 FACE
 VALUE                                   DISCOUNT    MATURITY
 (000)            DESCRIPTION              RATE        DATE            VALUE
 -----            -----------            --------    --------          -----

COMMERCIAL PAPER (continued)
  1,080  Verizon Network Funding
          Corp.                             3.30       8/9/05       $1,079,208
  2,335  Alpine Securitization Corp.        3.29      8/10/05        2,333,079
  2,510  Emerson Electric Co.               3.24      8/10/05        2,507,967
  1,230  CAFCO LLC                          3.23      8/11/05        1,228,896
  2,035  Gannett Co.                        3.25      8/11/05        2,033,163
  1,000  George Street Finance LLC          3.30      8/12/05          998,992
  1,489  Govco, Inc.                        3.22      8/12/05        1,487,535
  1,305  International Lease                3.17      8/12/05        1,303,736
          Finance Corp.
  2,550  Kimberly-Clark Corp.               3.26      8/12/05        2,547,460
  1,440  Cargill, Inc.                      3.31      8/16/05        1,438,014
  1,200  Cargill, Inc.                      3.32      8/16/05        1,198,340
  1,400  CIT Group, Inc.                    3.38      8/16/05        1,398,028
  3,000  Gemini Securitization LLC          3.34      8/16/05        2,995,825
  2,000  Cargill, Inc.                      3.31      8/17/05        1,997,058
  2,790  Preferred Receivables              3.34      8/17/05        2,785,858
          Funding Corp.
  2,200  Danske Corp.                       3.33      8/19/05        2,196,337
  2,200  George Street Finance LLC          3.38      8/19/05        2,196,282
  4,194  Clipper Receivables Co. LLC        3.38      8/22/05        4,185,731
  3,300  Ranger Funding Co. LLC             3.36      8/22/05        3,293,532
  3,500  Bank of America Corp.              2.95      8/23/05        3,493,690
  1,300  Danske Corp.                       3.25      8/24/05        1,297,301
  1,200  Danske Corp.                       3.28      8/24/05        1,197,485
  1,005  Procter & Gamble Co.               3.19      8/24/05        1,002,952
  2,400  CIT Group, Inc.                    3.39      8/25/05        2,394,576
  2,400  Preferred Receivables              3.23      8/29/05        2,393,971
          Funding Corp.
  2,500  Ranger Funding Co. LLC             3.45      8/30/05        2,493,052
  2,300  Verizon Network Funding            3.40      8/30/05        2,293,701
          Corp.
  1,600  CAFCO LLC                          3.42      8/31/05        1,595,440
  2,500  Private Export Funding             3.16       9/6/05        2,492,100
          Corp.
  2,500  Bank of America Corp.              3.12      9/12/05        2,490,900
  1,784  Govco, Inc.                        3.55     10/17/05        1,770,454
------------------------------------------------------------------------------

TOTAL COMMERCIAL PAPER                                              91,917,936
------------------------------------------------------------------------------


                                         INTEREST
                                           RATE
                                         --------

MEDIUM TERM NOTES--8.4%
  4,200  General Electric Capital
          Corp.(c)                          3.48      3/29/06        4,197,271

Phoenix Money Market Fund


 FACE
 VALUE                                   INTEREST    MATURITY
 (000)            DESCRIPTION              RATE        DATE           VALUE
 -----            -----------            --------    --------         -----

MEDIUM TERM NOTES (continued)
    500  Wells Fargo & Co.(d)               6.88       4/1/06    $    510,495
  5,000  HSH Nordbank AG 144A(b) (c)        3.46      7/18/06       5,000,000
-----------------------------------------------------------------------------

TOTAL MEDIUM TERM NOTES                                             9,707,766
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--100.4%
(IDENTIFIED COST $116,105,809)                                    116,105,809(a)

Other assets and liabilities, net--(0.4)%                            (442,050)
                                                                 ------------
NET ASSETS--100.0%                                               $115,663,759
                                                                 ============

(a) Federal Income Tax Information: At July 31, 2005, the aggregate cost of securities for federal income tax purposes was the same for book and tax purposes.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, these securities amounted to a value of $5,000,000 or 4.3% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) The interest rate shown is the coupon rate.

PHOENIX SERIES FUND
NOTES TO SCHEDULES OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Series Fund in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates.

A. SECURITY VALUATION

      Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

      Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities.

      As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

      Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

      Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME

      Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. FOREIGN CURRENCY TRANSLATION

      Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date.

D. FOREIGN SECURITY COUNTRY DETERMINATION

      A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

PHOENIX SERIES FUND
NOTES TO SCHEDULES OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)

E. FORWARD CURRENCY CONTRACTS

      Certain Funds may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Notes to Schedules of Investments. A risk arises from the possible movements in foreign exchange rates or if counterparty does not perform under the contract.

      A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers.

      At July 31, 2005, the Balanced Fund had entered into forward currency contracts as follows:

                                                                   Net
                                                                   Unrealized
                                        Settlement                 Appreciation
Contract to Receive   In Exchange for   Date         Value         (Depreciation)
-------------------   ---------------   ----------   -----         --------------
JPY 186,100,200       USD 1,752,356     9/13/05      $ 1,662,955   $     (89,401)
JPY  64,437,600       USD   582,197     10/11/05         577,505          (4,692)
                                                                   -------------
                                                                   $     (94,093)

JPY Japanese Yen      USD United States Dollar

F. SWAP AGREEMENTS

      Certain Funds may invest in swap agreements, including interest rate, total return, and credit default swaps. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument.

      Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest or foreign currency (e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal).

      Total return swaps involve commitments to pay interest in exchange for a market-linked index, based on the notional amount. To the extent the total return of the security or index involved in the transaction exceeds or falls short of the set interest obligation, the Fund will receive a payment or make a payment to the counterparty.

      Credit default swaps involve the payment of amounts based on a specified rate multiplied by a notional amount as well as upon an event of default. In connection with these agreements securities may be set aside as collateral by the Fund's custodian. Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss.

      Net payments of interest are recorded as net realized gains. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized in the Notes to Schedules of Investments. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest and/or exchange rates. At July 31, 2005, the Funds held no swap agreements.

G. DEBT INDEX SECURITIES

      Certain Funds may invest in securities that represent an interest in a diversified portfolio (the "basket") of debt instruments (the "underlying securities"). Under the term of the baskets, the Fund has direct ownership in each underlying security equal to its pro rata interest in the basket. In the event of default of any underlying security, the notional amount on which interest is earned

PHOENIX SERIES FUND
NOTES TO SCHEDULES OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)

is reduced by the par amount of the defaulted security, and the pro rata interest of such security is distributed to the Fund.

      Debt index securities are comprised of a basket of credit default swaps referencing a diversified pool of high yield or emerging markets debt instruments. Certain baskets may be purchased on a funded or unfunded basis such that the Fund receives interest payments based upon the notional amount or par amount of the basket. In connection with these investments collateral may be set aside by the Fund's custodian. In the event of default of any of the underlying notional securities within the unfunded basket, the Fund will be required to pay the counterparty an amount equal to its pro rata share of the notional amount of the defaulted security and similarly the Fund will then receive its pro rata interest of the defaulted security or equivalent cash amount. In a funded transaction, in the event of default of any par securities in the funded basket, the Fund would be required to receive it's pro rata interest of the defaulted security or equivalent cash amount.

H. LOAN AGREEMENTS

      Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Each Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling to pay the principal and interest when due.

I. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

      Certain Funds may engage in when-issued or delayed delivery transactions. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased.

J. SECURITY LENDING

      Certain Funds loan securities to qualified brokers through an agreement with State Street Bank and the Fund (the Custodian). Under the terms of the agreement, the Fund receives collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral consists of cash, securities issued or guaranteed by the U.S. Government or its agencies and the sovereign debt of foreign countries. Cash collateral has been invested in short-term money market funds. Dividends earned on the collateral and premiums paid by the borrower are recorded as income by the Fund net of fees charged by the Custodian for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.

K. REIT INVESTMENTS

      Dividend income is recorded using management's estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

PHOENIX SERIES FUND
NOTES TO SCHEDULES OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)

NOTE 2--CREDIT RISK AND ASSET CONCENTRATION

      In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

      Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

      High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the adviser and/or subadviser to accurately predict risk.

NOTE 3--ILLIQUID AND RESTRICTED SECURITIES

      Investments shall be considered illiquid if they cannot be disposed of in seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining illiquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of the Fund's Schedule of Investments where applicable.

      Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

      At July 31, 2005, the Funds held the following restricted securities:

                                                             Market       % of
                                 Acquisition   Acquisition   Value at     Net Assets at
                                 DATE          COST          7/31/05      7/31/05
                                 ----          ----          -------      -------
HIGH YIELD FUND
   CB Cambridge Industries
   Liquidating Trust Interests
   0%, 12/24/05                    12/24/01    $   369,206   $    1,033        0.0%
   Poland Telecom Finance
   Series B 14%, 12/1/07           11/24/97      5,000,000       61,770        0.0
   Sullivan Holdings, Inc.
   Class C                          12/4/93        357,881          ---        0.0
BALANCED FUND
   ITW Cupids Financial
   Trust I 144A
   6.55%, 12/31/11                  4/18/02    $4,9953,653   $5,382,190        0.5%

At the end of the period, the value of restricted securities amounted to $62,803 or 0.0% of net assets for the High Yield Fund and $5,382,190 or 0.5% of net assets for the Balanced Fund, respectively.

      Each Fund will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of restricted securities.


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Phoenix Series Fund
            -------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date     September 20, 2005
        ------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                            George R. Aylward, Executive Vice President
                            (principal executive officer)

Date     September 20, 2005
        ------------------------------------------------------------------------


By (Signature and Title)*  /s/ Nancy G. Curtiss
                         -------------------------------------------------------
                           Nancy G. Curtiss, Chief Financial Officer and
                           Treasurer
                           (principal financial officer)

Date     September 19, 2005
        ------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.